ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited)

The unaudited consolidated schedule of investments of Partners Group Private Equity (Master Fund), LLC (the “Fund”), a Delaware limited liability company that is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company, as of December 31, 2024, is set forth below:

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Public Investments (6.52%) Common Stocks (3.88%)	Industry	Acquisition Date	Shares	Fair Value
North America (2.31%)
American Tower Corp.	Communication	05/29/20	132,905	$24,360,157
American Water Works Co., Inc.	Utilities	02/16/16	163,750	20,381,963
Apollo Global Management, LLC	Diversified Financial Services	09/05/23	141,223	23,335,689
Ares Capital Corp.	Diversified Financial Services	02/16/16	368,598	8,068,610
Ares Management Corp.	Diversified Financial Services	06/28/19	48,492	8,579,205
Atmos Energy Corp.	Utilities	02/16/16	102,700	14,304,056
Blackstone Group, Inc.	Diversified Financial Services	07/12/19	63,518	10,943,516
Blue Owl Capital, Inc.	Financials	10/21/24	177,912	4,138,233
Brookfield Corp.	Diversified Financial Services	12/12/22	98,549	5,662,626
Canadian National Railway Co.	Transportation	05/14/19	149,718	15,139,785
CMS Energy Corp.	Utilities	11/01/19	250,811	16,716,553
Crown Castle International Corp.	Communication	02/16/16	102,959	9,343,529
CSX Corp.	Transportation	11/28/23	457,894	14,776,239
Equinix Inc.	Diversified Financial Services	07/31/20	19,969	18,823,379
Golub Capital BDC Inc.	Diversified Financial Services	02/24/22	510,196	7,724,367
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	366,113	12,082,273
KKR & Co., Inc.	Diversified Financial Services	02/16/16	87,027	12,884,347
Old Dominion Freight Line, Inc.	Transportation	09/25/24	39,325	6,936,537
Onex Corp.	Diversified Financial Services	02/16/16	104,960	8,176,396
Republic Services Inc.	Commercial & Professional Services	08/28/17	120,366	24,217,639
SBA Communications Corp.	Real Estate	09/05/23	54,795	11,166,125
Sempra Energy	Utilities	06/28/23	94,438	8,284,101
SentinelOne, Inc.	Information Technology	10/14/24	10,910	241,984
TC Energy Corp.	Utilities	11/01/19	287,458	13,364,635
The Williams Companies, Inc.	Utilities	03/20/23	307,168	16,623,932
TPG Inc.	Financials	09/25/24	73,619	4,626,954
Union Pacific Corp.	Transportation	06/29/16	98,247	22,415,053
Waste Management Inc.	Utilities	07/02/20	69,590	14,035,607
Total North America (2.31%)				357,353,490

Western Europe (1.57%)
3i Group Plc	Diversified Financial Services	10/01/20	347,415	15,507,405
Aena SA	Transportation	12/21/18	119,925	24,515,344
Cellnex Telecom SA	Communication	05/15/19	997,637	31,520,701
CVC Capital Partners Plc	Financials	04/26/24	455,414	9,979,371
Deliveroo PLC	Consumer Discretionary	10/28/24	11,252	25,010
Elia System Operator SA/NV	Utilities	11/03/22	75,746	5,835,979
EQT AB	Diversified Financial Services	04/06/20	105,206	2,910,087
Eurazeo SA	Financials	12/12/16	126,755	9,444,457
Ferrovial SA	Industrials	04/15/24	308,625	12,912,002
HBM Healthcare Investments AG	Diversified Financial Services	04/07/20	26,759	5,168,681
HgCapital Trust PLC	Diversified Financial Services	02/12/16	2,286,602	15,349,995
Infrastrutture Wireless Italiane S.p.A.	Communication	09/26/24	1,079,693	10,867,951
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	520,947	13,466,542
Investment AB Kinnevik	Diversified Financial Services	06/10/24	558,389	3,722,389
Investor AB	Diversified Financial Services	08/28/17	341,162	9,016,866
National Grid PLC	Utilities	02/12/16	1,592,939	18,936,937
NB Private Equity Partners Ltd.	Diversified Financial Services	11/06/19	228,777	4,527,123
Pantheon International Participations Plc	Diversified Financial Services	11/04/19	1,190,169	4,792,283
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	2,452,570	19,302,614

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Public Investments (continued) Common Stocks (continued)	Industry	Acquisition Date	Shares	Fair Value
Western Europe (continued)
Vinci SA	Transportation	02/12/16	234,491	$24,215,284
Total Western Europe (1.57%)				242,017,021

Total Common Stocks (Cost $563,881,399)(3.88%)				$599,370,511

High Yield Bonds (0.88%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (0.16%)
Acrisure LLC / Acrisure Finance, Inc. ***	7.50%	06/05/24	11/06/30	Senior	$3,000,000	3,118,105
Clarios Global LP / Clarios US Finance Co. ***	4.375%	06/21/24	05/15/26	Senior	€1,575,000	1,641,694
Pactiv Evergreen Group ***	4.00%	06/20/24	10/15/27	Senior	$7,941,333	8,016,835
Radiology Partners, Inc.	8.50%	04/22/24	01/31/29	Senior	7,715,086	7,639,748
Raven Acquisition Holdings LLC ***	6.87%	10/14/24	11/15/31	Senior	1,200,000	1,189,980
UPCB Finance VII Ltd. ***	3.625%	06/24/24	06/15/29	Senior	€3,525,287	3,816,630
Total North America (0.16%)						25,422,992

Western Europe (0.72%)
AccorInvest Group S.A. ***, d, f	6.375%	09/18/24	10/15/29	Senior	738,000	805,707
Belron UK Finance PLC ***, d	5.75%	10/02/24	10/15/29	Senior	$3,667,000	3,686,435
Deuce Finco Plc	5.50%	06/24/24	06/15/27	Senior	£5,873,770	6,150,785
Deuce Finco Plc ***	5.50%	05/01/24	06/15/27	Senior	4,991,735	7,380,942
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC ***	7.25%	05/08/24	02/15/31	Senior	$5,000,000	5,217,137
IMA Industria Macchine ***	3.75%	06/20/24	01/15/28	Senior	€6,000,000	6,229,055
INEOS Finance Plc ***	7.50%	01/31/24	04/15/29	Senior	$1,800,000	1,880,595
Ineos Quattro Finance 2 ***	2.50%	06/19/24	01/15/26	Senior	€9,000,000	9,403,286
Miller Homes Group Finco Plc	7.00%	02/26/24	05/15/29	Senior	£3,570,097	4,304,925
Nobian Finance B.V. ***	3.625%	06/19/24	07/15/26	Senior	€10,000,000	10,437,080
ONE Hotels GmbH ***	7.75%	05/02/24	04/02/31	Senior	2,000,000	2,258,253
Rossini S.à.r.l. ***	6.75%	07/11/24	12/31/29	Senior	906,000	993,511
Rossini S.à.r.l. ***	3.875% + E##	07/11/24	12/31/29	Senior	2,840,000	2,984,969
Sammontana Italia S.p.A. ***, d	3.75% + E##	10/02/24	08/15/31	Senior	3,294,000	3,433,660
Sherwood Financing PLC [d]	6.00%	12/03/24	11/15/26	Senior	£3,883,333	5,033,209
Sherwood Financing PLC ***	5.55% + E##	11/28/24	12/15/29	Senior	€4,800,000	4,830,580
Summer BC Holdco A S.à.r.l.	9.25%	05/08/24	10/31/27	Senior	2,695,170	3,177,886
Summer BC Holdco B S.à.r.l.	5.75%	06/21/24	10/31/26	Senior	6,000,000	6,273,269
TeamSystem SpA ***	3.50%	06/20/24	02/15/28	Senior	5,959,726	6,184,511
TeamSystem SpA ***	3.50% + E##	07/17/24	07/31/31	Senior	3,830,000	3,993,338
Verisure Holding AB ***	3.25%	06/20/24	02/15/27	Senior	10,000,000	10,347,584
Wp/ap Telecom Holdings III B.V. ***	5.50%	05/29/24	01/15/30	Senior	5,874,875	6,348,949
Total Western Europe (0.72%)						111,355,666

Total High Yield Bonds (Cost $135,094,826)(0.88%)						$136,778,658

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Public Investments (continued) Asset-Backed Securities (0.58%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (0.42%)
AGL CLO 9 Ltd. +, ***	6.50% + SFvv	04/11/24	04/20/37	Series 2020-9A, Class ER	$3,500,000	$3,684,721
AIMCO CLO 21 Ltd. +, ***	6.00% + SFvv	04/09/24	04/18/37	Series 2024-21A, Class E	3,000,000	3,136,049
AIMCO CLO Series 2015-A ***, +	6.35% + SFvv	08/21/24	10/17/34	Series 2015-AA, Class ER3	1,967,607	2,086,657
Ballyrock CLO 20 Ltd. ***, +	6.20% + SFvv	09/18/24	10/15/36	Series 2022-20A, Class DR2	3,000,000	3,070,757
Benefit Street Partners CLO XIX Ltd. +, ***	5.75% + SFvv	05/10/24	01/15/33	Series 2019-19A, Class ER	3,000,000	3,094,280
Benefit Street Partners CLO XXXIV Ltd. +, ***	6.70% + SFvv	03/22/24	07/25/37	Series 2024-34A, Class E	1,000,000	1,061,256
Benefit Street Partners CLO XXXIV Ltd. +, ***	0.00%	03/22/24	07/25/37	Series 2024-34A, Class SUB	2,500,000	2,196,750
CIFC Funding 2019-VI Ltd. +, ***	6.25% + SFvv	05/22/24	07/16/37	Series 2019-6A, Class ER	1,200,000	1,263,917
CIFC Funding 2021-I Ltd. +, ***	6.00% + SFvv	06/03/24	07/25/37	Series 2021-1A, Class ER	2,500,000	2,615,566
CIFC Funding 2021-VI Ltd. +, ***	6.51% + SFvv	09/22/21	10/15/34	Series 2021-6A, Class E	1,500,000	1,548,861
CIFC Funding 2022-IV Ltd. +, ***	7.00% + SFvv	04/20/22	07/16/35	Series 2022-4A, Class E	1,250,000	1,295,675
CIFC Funding 2024-II Ltd. +, ***	0.00%	04/01/24	04/22/37	Series 2024-2A, Class SUBB	3,000,000	2,736,600
CIFC Funding Ltd. +, ***	7.27% + SFvv	04/05/22	04/21/35	Series 2022-3A, Class E	1,000,000	1,037,768
Elmwood CLO 26 Ltd. +, ***	6.45% + SFvv	02/15/24	04/18/37	Series 2024-1A, Class E	2,500,000	2,632,247
Elmwood CLO 28 Ltd. +, ***	6.00% + SFvv	04/19/24	04/17/37	Series 2024-4A, Class E	1,400,000	1,526,174
Elmwood CLO VII Ltd. ***, +	5.90% + SFvv	09/26/24	10/17/37	Series 2020-4A, Class ERR	2,750,000	2,815,769
Elmwood CLO X Ltd. +, ***	5.85% + SFvv	04/05/24	07/20/37	Series 2021-3A, Class ER	4,500,000	4,653,329
Magnetite XXIV Ltd. +, ***	6.40% + SFvv	02/04/22	04/15/35	Series 2019-24A, Class ER	4,000,000	4,128,175
Magnetite XXVI Ltd. +, ***	6.21% + SFvv	08/02/21	07/25/34	Series 2020-26A, Class ER	1,000,000	1,027,964
Neuberger Berman Loan Advisers CLO 45 Ltd. +, ***	6.51% + SFvv	10/07/21	10/14/35	Series 2021-45A, Class E	1,000,000	1,032,516
Ocean Trails CLO IX +, ***	7.71% + SFvv	09/22/21	10/15/34	Series 2020-9A, Class ER	2,647,264	2,732,490
OHA Credit Funding 19 Ltd. +, ***	5.60% + SFvv	05/31/24	07/20/37	Series 2024-19A, Class E	950,000	1,021,924
OHA Credit Funding 6 Ltd. +, ***	5.25%+ SFvv	10/11/24	10/20/37	Series 2020-6A, Class ER2	2,000,000	2,033,436
OHA Credit Partners XI Ltd. +, ***	5.75% + SFvv	05/06/24	04/20/37	Series 2015-11A, Class ER2	2,000,000	2,084,585
Palmer Square CLO 2024-2 Ltd. +, ***	5.70% + SFvv	05/30/24	07/20/37	Series 2024-2A, Class E	4,000,000	4,309,840
Southwick Park CLO LLC +, ***	6.51% + SFvv	11/16/21	07/20/32	Series 2019-4A, Class ER	800,000	825,019
Symphony CLO XXV Ltd. +, ***	6.76% + SFvv	03/12/21	04/19/34	Series 2021-25A, Class E	752,616	769,711
Symphony CLO XXXIII Ltd. +, ***	7.10% + SFvv	04/27/22	04/24/35	Series 2022-33A, Class E	1,250,000	1,294,126
Tallman Park CLO Ltd. +, ***	6.61% + SFvv	04/09/21	04/20/34	Series 2021-1A, Class E	500,000	516,564
Wellman Park CLO Ltd. ***, +	6.30% + SFvv	07/25/24	07/15/37	Series 2021-1A, Class ER	2,000,000	2,109,413
Total North America (0.42%)						64,342,139

Western Europe (0.16%)
Aurium CLO V Designated Activity Co. +, ***	6.16% + E##	03/08/21	04/17/34	Series 5A, Class ER	€1,500,000	1,615,957
Aurium CLO VII DAC +, ***	5.86% + E##	02/04/22	05/15/34	Series 7A, Class E	1,521,243	1,590,775
Avoca CLO XXVI DAC +, ***	9.12% + E##	02/23/22	04/15/35	Series 26A, Class F	1,200,000	1,302,677
Avoca CLO XXVI DAC +, ***	6.51% + E##	02/23/22	04/15/35	Series 26A, Class E	750,000	814,078
Blackrock European CLO VIII DAC +, ***	6.26% + E##	02/03/22	01/20/36	Series 8A, Class ER	1,000,000	1,057,838
Boyce Park CLO Ltd. +, ***	6.25% + SFvv	01/28/22	04/21/35	Series 2022-1A, Class E	$2,625,000	2,709,439
Brookhaven Park CLO Ltd. +, ***	6.50% + SFvv	03/15/24	04/19/37	Series 2024-1A, Class E	1,000,000	1,052,777
Carlyle Euro CLO 2021-1 DAC +, ***	6.12% + E##	05/01/21	04/15/34	Series 2021-1A, Class D	€333,000	353,964
Carlyle Global Market Strategies 2015-1 Ltd. +, ***	0.00%	01/20/22	01/16/33	Series 2015-1A, Class SUB	3,000,000	869,261
Carlyle Global Market Strategies 2015-1 Ltd. +, ***	5.50% + E##	01/20/22	01/16/33	Series 2015-1A, Class DR	1,502,063	1,562,986
Carysfort Park CLO +, ***	6.14% + E##	03/12/21	07/28/34	Series 2021-1A, Class D	500,000	538,381

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Public Investments (continued) Asset-Backed Securities (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (continued)
CVC Cordatus Loan Fund +	6.16% + E##	11/07/22	01/15/37	Series 26A, Class D1	€1,100,000	$1,163,636
CVC Cordatus Loan Fund +	7.73% + E##	11/07/22	01/15/37	Series 26A, Class D2	400,000	424,790
Octagon 58 Ltd. +, ***	7.20% + SFvv	04/21/22	07/15/37	Series 2022-1A, Class E	$2,140,000	2,219,413
Otranto Park CLO +, ***	7.05% + E##	03/04/22	05/15/35	Series 1A, Class E	€1,172,000	1,233,295
Otranto Park CLO +, ***	4.15% + E##	03/04/22	05/15/35	Series 1A, Class D	750,000	785,530
Palmer Square European Loan Funding 2021-1 DAC +, ***	5.95% + E##	08/02/21	04/15/31	Series 2021-1A, Class E	714,000	766,036
Palmer Square European Loan Funding 2021-2 DAC +, ***	8.05% + E##	10/15/21	07/15/31	Series 2021-2A, Class F	375,000	396,307
Palmer Square European Loan Funding 2021-2 DAC +, ***	5.90% + E##	10/15/21	07/15/31	Series 2021-2A, Class E	625,000	666,031
Palmer Square European Loan Funding 2022-1 DAC +, ***	5.90% + E##	02/03/22	10/15/31	Series 2022-1A, Class E	667,000	708,362
Palmer Square European Loan Funding 2022-1 DAC +, ***	8.05% + E##	02/03/22	10/15/31	Series 2022-1A, Class F	500,000	529,000
Palmer Square European Loan Funding 2024-1 DAC +, ***	6.75% + E##	02/22/24	08/15/33	Series 2024-1A, Class E	1,230,000	1,310,320
Storm King Park CLO Ltd. ***, +	6.15% + SFvv	09/17/24	10/15/37	Series 2022-1A, Class ER	$1,500,000	1,547,670
Total Western Europe (0.16%)						25,218,523

Total Asset-Backed Securities (Cost $88,473,028)(0.58%)						$89,560,662
Floating Rate Loans (1.18%)
North America (0.85%)
AAL Delaware Holdco, Inc. +	3.50% + SFv	09/30/24	07/30/31	Senior	$798,000	805,485
AIT Worldwide Logistics, Inc +	4.75% + SFvv	12/09/24	04/08/30	Senior	4,000,000	4,033,760
Alliant Holdings Intermediate LLC +	3.00% + SFv	09/12/24	09/19/31	Senior	4,987,500	5,006,502
Alpha Generation LLC +	2.75% + SFv	09/19/24	09/30/31	Senior	1,197,000	1,206,875
Amentum Government Services Holdings LLC +	2.25% + SFv	07/30/24	09/29/31	Senior	1,000,000	997,710
Archkey Solutions LLC +, e	4.75% + SFv	12/11/24	10/10/31	Senior	2,900,000	2,620,028
Aspire Bakeries Holdings LLC +	4.25% + SFv	12/31/24	12/13/30	Senior	997,487	1,008,709
BCPE Empire Holdings, Inc. +	3.50% + SFv	12/31/24	12/11/28	Senior	2,300,000	2,315,594
Belron Finance 2019 LLC +, d, f	2.75% + SFvv	10/02/24	10/16/31	Senior	8,300,000	8,389,557
CHG Healthcare Services, Inc. +	3.50% + SFv	09/30/24	09/29/28	Senior	1,790,955	1,808,112
CPPIB Capital, Inc. +	3.25% + SFvv	09/30/24	08/20/31	Senior	1,396,500	1,407,421
Cube Industrials Buyer Inc +	3.50% + SFvv	10/28/24	10/17/31	Senior	1,000,000	1,007,920
Delta 2 (LUX) S.a.r.l. +, d, f		09/10/24	09/30/31	Senior	1,033,333	1,037,343
Delta 2 (LUX) S.à.r.l. +	2.00% + SFvv	09/10/24	09/10/31	Senior	2,066,667	2,074,685
Dragon Buyer, Inc. +	3.25% + SFvv	09/24/24	09/30/31	Senior	5,800,000	5,819,314
Dynamo Newco II GmbH +	4.00% + SFvvv	09/25/24	09/26/31	Senior	4,638,375	4,690,557
Epic Crude Services, LP +	3.00% + SFvv	10/22/24	10/15/31	Senior	2,250,000	2,272,500
First Brands Group, LLC +	5.00% + SFvv	11/15/24	03/30/27	Senior	1,250,641	1,177,691
First Brands Group, LLC +	5.00% + SFvv	11/12/24	03/30/27	Senior	744,354	699,231
Froneri International Ltd. +, d, f	2.00% + SFvv	09/17/24	09/17/31	Senior	4,000,000	4,008,600
Golden State Food LLC +	4.25% + SFv	12/12/24	12/04/31	Senior	2,650,000	2,676,924
Hanger, Inc. +, e	3.50% + SFv	12/31/24	10/23/31	Senior	2,200,000	1,969,487
Hobbs & Associates LLC +, e	3.25% + SFv	09/30/24	07/23/31	Senior	5,000,000	5,029,639
Hobbs & Associates LLC +	3.25% + SFvv	07/16/24	07/23/31	Senior	498,750	502,102
Holding Socotec +, d, f	3.75% + SF	11/22/24	06/30/28	Senior	1,455,000	1,463,497
Illuminate Buyer, LLC +, d, f		10/10/24	12/31/29	Senior	1,600,000	1,614,256

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Public Investments (continued) Floating Rate Loans (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Inmar, Inc. +	5.00% + SFv	12/31/24	10/30/31	Senior	$2,294,250	$2,304,643
John Bean Technologies Corp +, d, f		10/09/24	10/09/31	Senior	1,000,000	1,007,500
Lernen Bidco Limited +	4.00% + SFvv	11/04/24	10/27/31	Senior	4,200,000	4,252,500
LSF12 Crown US Commercial Bidco LLC +, d, f		10/11/24	12/02/31	Senior	6,800,000	6,800,068
Madison Safety & Flow LLC +, d, f	3.25% + SFv	09/19/24	09/26/31	Senior	2,000,000	2,017,200
NSM Top Holdings Corp. +	5.25% + SFvv	08/05/24	05/14/29	Senior	1,895,250	1,918,941
Nuvei Technologies Corp. +	3.00% + SFv	12/13/24	11/15/31	Senior	3,750,000	3,762,338
Nvent Electric Public Ltd. Co. +, d, f	3.50% + SFvv	09/12/24	09/12/31	Senior	1,850,000	1,872,552
Paint Intermediate III LLC +	3.00% + SFvv	09/11/24	09/11/31	Senior	1,300,000	1,309,217
Plano HoldCo, Inc. +	3.50% + SFvv	08/02/24	08/15/31	Senior	4,800,000	4,848,000
Raven Acquisition Holdings LLC +, e	3.25% + SFv	12/31/24	11/19/31	Senior	3,000,000	2,808,828
Red Planet Borrower, LLC +	5.25% + SFv	12/31/24	10/02/28	Senior	3,200,000	3,212,000
Ryan Specialty Group LLC +	2.25% + SFv	09/10/24	09/15/31	Senior	1,000,000	1,005,000
Southern Veterinary Partners, LLC +	3.25% + SFvv	12/05/24	12/04/31	Senior	1,900,000	1,915,808
Summit Acquisition Inc +	3.75% + SFvv	12/31/24	10/16/31	Senior	1,000,000	1,007,500
Terex Corporation +	2.00% + SFv	12/31/24	10/08/31	Senior	2,000,000	2,009,380
Thevelia (US) LLC +	3.00% + SFvv	09/30/24	06/18/29	Senior	2,188,945	2,204,902
Thunder Generation Funding LLC +	3.00% + SFvv	09/27/24	09/27/31	Senior	5,985,000	6,031,743
Tidal Waste & Recycling Holdings LLC +	3.50% + SFvv	12/31/24	10/24/31	Senior	1,000,000	1,009,070
TransDigm, Inc. +	2.50% + SFvv	09/25/24	01/19/32	Senior	4,688,250	4,703,534
USALCO LLC +, d, e, f	4.00% + SFv	09/17/24	09/17/31	Senior	1,650,000	1,509,753
Varsity Brands, Inc. +, d	3.75% + SFvv	07/26/24	08/26/31	Senior	3,800,000	3,809,044
Worldwide Express Operations, LLC +	4.00%+SFvv	12/31/24	07/26/28	Senior	3,590,746	3,617,173
Zacapa S.A.R.L +	3.75% + SFvv	12/31/24	03/22/29	Senior	1,595,901	1,607,025
Total North America (0.85%)						132,187,218

Western Europe (0.33%)
AD Education +, d, f		10/22/24	11/14/31	Senior	€4,500,000	4,681,938
Care Bidco SAS +, d, f	3.50% + E##	05/13/24	11/06/28	Senior	2,100,000	2,171,987
CD&R Firefly Bidco Limited +, d, f	5.50% + S>>	04/03/24	04/29/29	Senior	£5,000,000	6,269,656
Chrysaor Bidco S.a r.l. +, f	SFv	05/15/24	05/14/24		$2,607,186	2,632,606
Elsan SAS +	3.35% + E##	09/26/24	06/16/28	Senior	€5,000,000	5,184,135
Lorca Holdco Ltd. +	3.70% + E##	09/24/24	09/17/27	Senior	2,709,458	2,827,982
LSF10 XL Bidco S.C.A. +, d, f	4.175% + E##	05/07/24	04/12/28	Senior	5,000,000	4,910,899
Quimper AB +, d, f	3.75% + E#	05/17/24	03/15/30	Senior	7,000,000	7,284,755
Speedster Bidco GmbH +, d, f	3.75% + E##	10/18/24	10/17/31	Senior	10,000,000	10,414,663
Summer (BC) Holdco B S.à.r.l. +, f	4.50% + E##	05/07/24	01/31/29	Senior	3,737,050	3,898,630
Summer (BC) Holdco B S.à.r.l. +	4.50% + E##	05/07/24	01/31/29	Senior	570,642	595,315
Total Western Europe (0.33%)						50,872,566

Total Floating Rate Loans (Cost $183,402,064)(1.18%)						$183,059,784

Total Public Investments (Cost $970,851,317)(6.52%)						$1,008,769,615

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (93.34%) Direct Investments * (64.77%)	Investment Type	Acquisition Date	Shares	Fair Value**
Direct Equity (55.02%)
Asia - Pacific (3.46%)
AAVAS Financiers Limited +, a, e	Common equity	03/28/18	2,623,753	$38,560,762
Argan Mauritius Limited +, a, e	Common equity	05/09/16	106,215	15,216,499
Continuity CNC Capital Limited +, a	Common equity	03/01/18	1,021	1
Huntress Co-Investment L.P., 1 +, a, c	Limited partnership interest	04/08/16	—	1
KKR Pebble Co-Invest L.P. +, a, c, e	Limited partnership interest	05/13/21	—	38,110,029
Murra Warra Asset Hold Trust +, a, e	Common equity	09/10/18	1	1
Murra Warra II Asset Hold Trust +, a, e	Common equity	07/30/20	1	1
Murra Warra II Project Hold Trust +, a, e	Common equity	07/30/20	1	1
Murra Warra Project Hold Trust +, a, e	Common equity	09/10/18	1	1
Partners Terra Pte. Ltd. +, a, b, e	Common equity	05/14/21	7,980,885	10,496,586
PG Esmeralda Pte. Ltd. +, a, b, e	Common equity	03/03/21	5,433,284	3,937,397
PG Esmeralda Pte. Ltd. +, a, b, e	Preferred equity	03/03/21	7,406,251	55,690,422
PG Esmeralda Pte. Ltd. +, a, b	Preferred equity	03/03/21	14,754	1,991,560
PG Loa Pte. Ltd. +, a	Common equity	04/25/22	1,209,387	1,489,503
PG Loa Pte. Ltd. +, a	Preferred equity	04/25/22	22,978,363	28,300,555
PG Power Pte. Ltd. +, a, e	Common equity	10/30/24	3,026,755	1,879,106
Sunsure Energy Private Limited +, a, b, c, e	Member interest	12/27/22	—	11,912,656
Sunsure Energy Private Limited +, a, b, e	Common equity	12/27/22	481,884	6,356,958
Sunsure Energy Private Limited +, a, b, e	Preferred equity	12/27/22	1,927,535	3,371,095
TPG Upswing Co-Invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	14,005,107
Vistra Group Holdings (BVI) II Limited +, a	Common equity	11/04/15	7,428	1
Zenith Longitude Limited +, a, b, e	Common equity	08/13/21	26,838,037	303,761,741
Total Asia - Pacific (3.46%)				535,079,983

North America (26.20%)
Alliant Holdings, L.P. +, a, c	Limited partnership interest	12/01/21	—	38,765,110
Allied Benefit Systems Holdings LP +, a, c	Limited partnership interest	10/22/24	—	33,329,827
AmSurg HoldCo, LLC +, a	Common equity	11/03/23	896,098	33,917,916
AP VIII Prime Security Services Holdings, L.P. +, a, c, e	Limited partnership interest	05/02/16	—	5,037,664
Astorg VII Co-Invest ERT +, a, c	Limited partnership interest	04/28/21	—	85,744,434
BCPE Hercules Holdings, LP +, a	Common equity	07/30/18	869,932	2,511,678
BI Gen Holdings, Inc. +, a	Common equity	01/01/21	14,561	303,926
CapitalSpring Finance Company, LLC +, a, b	Common equity	03/01/17	3,020,546	2,251,984
Carestream Dental Technology, Inc. +, a	Common equity	08/30/24	4,205,000	2,377,890
CB Poly Holdings, LLC +, a, e	Preferred equity	08/16/16	171,270	32,086,875
CB Titan MidCo Holdings, Inc. +, a	Common equity	01/01/21	56,634	1
CBI Parent, L.P. +, a	Preferred equity	10/17/22	5,611,689	—
CBI Parent, L.P. +, a, c	Limited partnership interest	01/06/21	—	—
CD&R Mercury Co-Investor, L.P. +, a, c, e	Limited partnership interest	10/14/20	—	148,689,858
Checkers Topco, LLC +, a	Common equity	06/16/23	9,517	86,570
Clarience Technologies, LLC +, a	Common equity	03/05/24	3,429	10,297,252
Confluent Health Holdings LP +, a, b	Common equity	05/30/19	30,362	72,475,445
ConvergeOne Holdings, Inc. +, a	Common equity	06/06/24	2,154,218	2,757,300
Cowboy Topco, Inc. +, a	Common equity	05/18/22	1,348,750	1,787,063
Cure Holdings, LLC +, a	Common equity	05/13/21	238,834	2,143,509
Cure Holdings, LLC +, a, e	Common equity	05/13/21	2,723	22,118
Dermatology Holdings, L.P. +, a, b, c, e	Limited partnership interest	04/01/22	—	176,550,863
DIF VI Co-Invest Project 2C C.V. +, a, c, e	Limited partnership interest	03/15/22	—	63,633,836
ECP Holding Company, LLC +, a, c, e	Member interest	03/15/16	—	123,590

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Direct Equity (continued)
ECP Parent, LLC +, a, b	Common equity	11/15/21	105,520,023	$99,673,517
ECP Parent, LLC +, a, b	Preferred equity	12/21/23	4,250,000	10,035,252
ECP Parent, LLC +, a, b, e	Preferred equity	12/21/23	—	1
ECP Parent, LLC +, a, b, e	Common equity	11/15/21	—	5,502,140
EdgeCore Holdings, L.P. +, a, b, c, e	Limited partnership interest	08/22/24	—	148,333,508
Elgin Co-Investment, L.P.2 +, a	Common equity	11/28/16	1	1
Encore Holdings LP +, a, b, e	Common equity	07/01/22	60,573	138,137,315
EnfraGen LLC +, a, b, e	Common equity	09/17/19	37,786	95,000,121
EQT Infrastructure IV Co-Investment (B) SCSp +, a, c	Limited partnership interest	03/09/20	—	128,781,236
EQT IX Co-Investment (F) SCSp +, a, c, e	Limited partnership interest	11/15/21	—	151,452,923
EQT VIII Co-Investment (C) SCSp +, a, c, e	Limited partnership interest	01/25/19	—	57,893,770
EQT X Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	07/02/24	—	22,015,410
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/17/16	—	—
FH EP Parent L.P. +, a, c, e	Limited partnership interest	03/12/24	—	14,625,203
FRP Investors II, L.P. +, a, c, e	Limited partnership interest	09/16/22	—	71,836,438
Gateway Fleets Holdings, LP +, a, c, e	Limited partnership interest	09/30/24	—	1,816,000
Halo Parent Newco, LLC +, a	Preferred equity	02/22/22	1,109	12,969,636
Icebox Holdco I Inc. +, a, b, c	Member interest	03/01/22	—	62,602,363
Icebox Parent L.P. +, a, b, c	Limited partnership interest	12/22/21	—	286,435,090
Idera Parent L.P. +, a, b, c, e	Limited partnership interest	03/02/21	—	234,295,943
KDOR Merger Sub Inc. +, a	Common equity	05/11/18	481	1
KENE Holdings, L.P. +, a, c	Limited partnership interest	08/08/19	—	481,500
KKR Cavalry Co-Invest Blocker Parent L.P. +, a, c	Limited partnership interest	03/24/22	—	85,498,319
KKR Enterprise Co-Invest AIV A L.P. +, a, c	Limited partnership interest	07/31/20	—	123,851
KKR Enterprise Co-Invest L.P. +, a, e	Common equity	10/09/18	9,684	—
KPOCH Holdings, L.P. +, a, b, c	Limited partnership interest	11/10/22	—	183,993,375
KPSKY Holdings L.P. +, a, b, c	Limited partnership interest	10/19/21	—	55,469,919
KSLB Holdings, LLC +, a	Common equity	07/30/18	252,000	1
LTF Holdings, Inc. +, a	Common equity	01/06/20	3,122,345	62,435,385
LTF Holdings, Inc. +, a, e	Common equity	01/06/20	—	6,630,868
Lumin Digital, LLC +, a, e	Preferred equity	11/20/24	4,078,666	24,471,996
Matterhorn Topco, L.P. +, a, c	Limited partnership interest	04/04/23	—	19,494,720
Menrva Co-Investment, L.P. +, a, c	Limited partnership interest	11/22/24	—	—
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	356	384,587
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	35,285	208,895
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	45,887,590
Milestone Investment Holdings, LLC +, a, e	Common equity	09/23/21	22,293,150	32,769,858
NC Ocala Co-Invest Alpha, L.P. +, a, c	Limited partnership interest	11/24/21	—	82,176,613
OMNIA Coinvest L.P. +, a, c, e	Limited partnership interest	10/23/20	—	28,178,698
Onecall Holdings, L.P. +, a	Common equity	11/29/17	1	435,437
Onex Fox, L.P. +, a, c, e	Limited partnership interest	04/25/19	—	99,149,186
Orion Opportunity L.P. +, a, c, e	Limited partnership interest	09/01/21	—	55,079,175
PG BRPC Investment, LLC +, a, b	Common equity	08/01/19	32,079	82,388,999
PG Delta HoldCo, LLC +, a, b, e	Common equity	06/24/21	40,952	104,855,517
Raptor Holding Parent, L.P. +, a	Common equity	04/01/22	11,209	1,136,735
Real Hero Topco, L.P. +, a, c	Limited partnership interest	04/01/21	—	19,003,898
Safari Co-Investment L.P. +, a, c, e	Limited partnership interest	03/14/18	—	8,588,233
Safari Co-Investment L.P. +, a, c	Limited partnership interest	03/14/18	—	2,898,290
SC Landco Parent, LLC +, a	Common equity	11/21/13	2,672	484,665
SC Landco Parent, LLC +, a	Preferred equity	04/21/17	—	1
Shermco Intermediate Holdings, Inc. +, a, e	Common equity	06/05/18	11,525	2,570,392
Shingle Coinvest LP +, a, c, e	Limited partnership interest	05/29/18	—	1
SIH RP HoldCo L.P. +, a, e	Common equity	09/10/19	5,995,126	64,066,583

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Direct Equity (continued)
SIH RP HoldCo L.P. +, a	Common equity	09/10/19	—	$12,159,026
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c, e	Limited partnership interest	08/18/17	—	34,836,129
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	2,893,220
SnackTime PG Holdings, Inc. +, a, b, e	Common equity	05/23/18	12	—
SnackTime PG Holdings, Inc. +, a, b, c, e	Member interest	05/23/18	—	—
Specialty Pharma Holdings LP +, a, b, c	Limited partnership interest	04/01/21	—	134,374,196
Starfish Intermediate, Inc. +, a	Preferred equity	06/06/22	7,136,374	228,693,901
Stonepeak Tiger (Co-Invest) Holdings (I-B) L.P. +, a, c, e	Limited partnership interest	08/17/21	—	33,312,761
SureWerx Topco, L.P. +, a, b, c, e	Limited partnership interest	04/30/24	—	401,387
SureWerx Topco, L.P. +, a, b, c	Limited partnership interest	12/28/22	—	72,445,211
Surveyor Co-Invest SCSp +, a, c, e	Limited partnership interest	10/17/24	—	23,222,415
T-VIII Mercury Co-Invest L.P. +, a, c, e	Limited partnership interest	07/29/21	—	8,942,769
Thermostat Purchaser, L.P. +, a, b, c	Limited partnership interest	08/31/21	—	112,169,146
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	1,386,050
VEEF II Co-Invest 2-A, L.P. +, a, c	Limited partnership interest	03/15/22	—	6,779,396
Velocity Holdings US LP +, a, c, e	Limited partnership interest	08/31/22	—	25,915,878
VEPF VII Co-Invest 2-A, LP +, a, c	Limited partnership interest	04/06/21	—	—
VEPF VII Co-Invest 2-A, LP +, a, c, e	Limited partnership interest	09/10/21	—	—
WHCG Purchaser, L.P. +, a, b, c	Limited partnership interest	06/22/21	—	12,867,326
WHCG Purchaser, L.P. +, a, b, e	Preferred equity	08/02/24	10,934,833	11,387,207
WHCG Purchaser, L.P. +, a, b	Preferred equity	08/02/24	3,088,000	3,215,751
Woof Parent L.P. +, a	Common equity	12/21/20	1,441	1
Total North America (26.20%)				4,050,165,634

Rest of World (1.14%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	9,442,687
PG Investment Company 1113B S.à r.l. +, a, e	Common equity	10/01/24	63,259,178	155,691,715
PG Investment Company 53 S.à.r.l. +, a	Preferred equity	03/04/24	6,084,438	6,981,792
PG Investment Company 53 S.à.r.l. +, a	Common equity	03/04/24	711,862	3,809,346
Velvet LP SCS +, a, c	Limited partnership interest	03/04/24	—	197,568
Total Rest of World (1.14%)				176,123,108

South America (0.02%)
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	3,329,022
Total South America (0.02%)				3,329,022

Western Europe (24.20%)
Akur8 SAS +, a, e	Common equity	08/28/24	6,271,791	7,356,745
Akur8 SAS +, a, e	Preferred equity	08/28/24	8,741,790	9,583,398
Ark EquityCo SAS +, a, c, e	Limited partnership interest	02/21/22	—	17,067,006
Aston Lux Acquisitions S.à.r.l. +, a, c	Limited partnership interest	11/28/19	—	3,792,796
Aston Lux Acquisitions S.à.r.l. +, a	Common equity	01/11/21	218,625	258,163
Astorg VIII Co-Invest Open Health +, a, c	Limited partnership interest	08/04/22	—	16,868,854
Astorg VIII Co-Invest Open Health +, a, c, e	Limited partnership interest	07/14/23	—	282,962
Audiotonix Co-Invest SCSp +, a, c, e	Limited partnership interest	07/23/24	—	14,691,235
BC European Capital X - Ceramtec Co-Investment (1) LP +, a, e	Common equity	02/06/18	575,918	1
Blackstone Cornerstone Co-Invest (CYM) L.P. +, a, c, e	Limited partnership interest	04/16/24	—	24,137,279
Bock Capital JVCo Nature S.à.r.l. +, a, b	Common equity	07/01/21	12,590,000,000	231,655,938
Capri Acquisitions Topco Limited +, a, e	Common equity	11/01/17	8,345,985	42,481,033
CD&R Market Co-Investor, L.P. +, a, c, e	Limited partnership interest	11/10/21	—	65,816,860
Ciddan S.à.r.l. +, a, e	Preferred equity	09/15/17	23,249,522	26,739,821
Ciddan S.à.r.l. +, a, e	Common equity	09/15/17	12,263,240	61,648,639
Climeworks AG +, a	Common equity	04/25/22	18,455	517,835

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Direct Equity (continued)
Climeworks AG +, a, e	Preferred equity	04/25/22	2,288,663	$64,218,326
EQT Future Co-Investment (C) SCSp +, a, c	Limited partnership interest	02/15/23	—	93,068,053
EQT Jaguar Co-Investment SCSp +, a, c	Limited partnership interest	04/18/24	—	743,170
EQT Jaguar Co-Investment SCSp +, a, c, e	Limited partnership interest	11/30/18	—	66,845,709
EQT VIII Co-Investment (D) SCSp +, a, c, e	Limited partnership interest	10/01/19	—	225,341,866
EQT VIII Co-Investment (D) SCSp +, a, c	Limited partnership interest	10/01/19	—	10,894,977
Fides S.p.A +, a	Common equity	12/15/16	78,505	145,198
Five Arrows Royal FAPI IV Co Invest SCSp +, a, c, e	Limited partnership interest	07/05/24	—	5,592,449
Global Blue Group Holding AG +, a	Common equity	09/11/20	97,250	669,962
Global Blue Holding L.P. +, a, c	Limited partnership interest	07/31/12	—	10,321,666
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	01/20/22	—	41,432,623
Green DC LuxCo S.à.r.l. +, a, b, c, e	Member interest	03/31/24	—	14,760,753
Green DC LuxCo S.à.r.l. +, a, b, e	Common equity	03/31/24	19,465,958	47,750,807
Green DC LuxCo S.à.r.l. +, a, b	Common equity	01/20/22	26,701,331	131,675,364
Hera Co-investment LP +, a, c, e	Limited partnership interest	10/25/24	—	16,362,416
KKR Matterhorn Co-Invest L.P. +, a	Common equity	11/02/12	6,013,999	—
KKR Pegasus Co-Invest L.P. +, a, c	Limited partnership interest	07/07/22	—	16,809,484
KKR Sprint Co-Invest L.P. +, a, c	Limited partnership interest	09/29/22	—	—
KKR Traviata Co-invest L.P. +, a, c	Limited partnership interest	12/18/19	—	143,381,800
Luxembourg Investment Company 261 S.à.r.l. +, a	Common equity	07/31/18	1,484	58,548,901
Luxembourg Investment Company 261 S.à.r.l. +, a, c	Member interest	07/31/18	—	63,295,369
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Preferred equity	08/22/19	7,865,820	—
Luxembourg Investment Company 285 S.à.r.l. +, a, b, c	Member interest	08/22/19	—	21,138,256
Luxembourg Investment Company 285 S.à.r.l. +, a, b	Common equity	08/22/19	6,999,953	—
Luxembourg Investment Company 293 S.à.r.l. +, a, b, e	Common equity	06/26/19	9,789,622	37,696,321
Luxembourg Investment Company 293 S.à.r.l. +, a, b, c, e	Member interest	06/26/19	—	11,566,453
Luxembourg Investment Company 314 S.à.r.l. +, a, b	Common equity	08/22/19	192,000	1
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Common equity	02/14/23	145,800	9,055,472
Luxembourg Investment Company 404 S.à.r.l. +, a, b, e	Preferred equity	02/14/23	—	15,129,290
Luxembourg Investment Company 414 S.à.r.l. +, a, b, c, e	Member interest	07/02/21	—	40,481,378
Luxembourg Investment Company 414 S.à.r.l. +, a, b, e	Common equity	07/02/21	12,316,087	65,640,005
Luxembourg Investment Company 430 S.à.r.l. +, a, b, e	Common equity	05/10/21	52,594,635	59,381,642
Luxembourg Investment Company 430 S.à.r.l. +, a, b, c, e	Member interest	05/10/21	—	15,606,490
Magnesium Co-Invest SCSp +, a, c, e	Limited partnership interest	05/19/22	—	109,768,142
Mauritius (Luxemburg) Investments S.à.r.l. +, a	Common equity	10/19/21	11,698	1
Menrva Co-Investment, L.P. +, a, c	Limited partnership interest	11/22/24	—	11,010,000
Nerve Co-Invest SCSp +, a, c, e	Limited partnership interest	01/27/21	—	57,479,357
Nerve Co-Invest SCSp +, a, c	Limited partnership interest	01/27/21	—	7,790,510
Oakley Capital V Co-Investment (A) SCSp +, a, c, e	Limited partnership interest	12/12/22	—	76,242,153
Orbiter Investments S.à.r.l. +, a, b, e	Common equity	12/17/21	4,898,329	163,808,591
Orbiter Investments S.à.r.l. +, a, b	Common equity	12/17/21	3,670,528	82,462,381
OT Luxco 3 & Cy S.C.A. +, a	Warrants	12/01/17	844,553	1,221,266
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Common equity	03/22/23	7,017,978	—
Partners Group Satellite HoldCo S.à.r.l. +, a, b, e	Preferred equity	03/22/23	7,975,901	43,597,692
Partners Group Satellite Warehouse S.C.S. +, a, b, c	Member interest	03/22/23	—	1,033,886
PG Investment Company 18 S.à.r.l. +, a, b, e	Preferred equity	07/07/22	113,856,528	156,503,634
PG Investment Company 18 S.à.r.l. +, a, b, e	Common equity	07/07/22	12,650,106	36,196,557
PG Investment Company 24 S.à.r.l. +, a, b, e	Common equity	07/13/22	889,862	17,915,024
PG Investment Company 24 S.à.r.l. +, a, b, e	Preferred equity	07/13/22	101,367,616	132,968,887
PG Investment Company 60 S.à r.l. +, a, b, e	Common equity	01/31/24	109,610	192,305
PG Investment Company 60 S.à r.l. +, a, b, e	Preferred equity	01/31/24	269,765	5,886,281
PG Investment Company 67 S.à.r.l. +, a, b, e	Preferred equity	07/16/24	9,255,649	9,586,768
PG Investment Company 67 S.à.r.l. +, a, b, e	Common equity	07/16/24	1,029,239	1,066,060

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
Direct Equity (continued)
PG Investment Company 69 S.à.r.l. +, a, b	Preferred equity	07/16/24	301,734	$311,843
PG Investment Company 69 S.à.r.l. +, a, b	Common equity	07/16/24	533,864	551,993
PG Investment Company 71 S.à.r.l. +, a, b, e	Common equity	09/26/24	5,428,472	5,661,874
PG Investment Company 76 S.à.r.l. +, a, b, e	Common equity	09/03/24	360,670	1
PG Investment Company 76 S.à.r.l. +, a, b, e	Preferred equity	09/03/24	43,748,069	45,730,896
PG Lion Management Warehouse S.C.S +, a, b, c	Limited partnership interest	08/22/19	—	125,857
PG Polaris TopCo S.à r.l. +, a, e	Common equity	03/27/24	1,941,043	14,495,244
PG Polaris TopCo S.à r.l. +, a	Preferred equity	03/27/24	36,879,822	30,861,844
PG Polaris Warehouse SCSp +, a, c	Limited partnership interest	03/27/24	—	1,010,635
PG TLP S.à.r.l. +, a, b, c, e	Member interest	04/14/21	—	52,155,149
PG TLP S.à.r.l. +, a, b, e	Common equity	04/14/21	6,473,126	76,219,944
PG Wave Limited +, a, b, e	Common equity	02/03/22	53,215,581	100,850,839
Pharmathen GP S.à.r.l. +, a, b	Common equity	01/20/22	110,300	1
Pharmathen Topco S.à.r.l. +, a, b	Preferred equity	01/20/22	98,858,068	122,452,437
Pharmathen Topco S.à.r.l. +, a, b	Common equity	01/20/22	79,910	1
Polyusus Lux XVI S.à.r.l. +, a, b, e	Common equity	05/23/18	44,442,345	—
Polyusus Lux XVI S.à.r.l. +, a, b, e	Preferred equity	07/05/24	247,436,062	2,874,822
Polyusus Lux XVI S.à.r.l. +, a, b, c	Member interest	10/03/22	—	1
Polyusus Lux XVI S.à.r.l. +, a, b, c, e	Member interest	10/01/22	—	1
Polyusus Lux XVI S.à.r.l. +, a, b	Preferred equity	07/05/24	22	1
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	04/11/22	1,155,552	53,303
Polyusus Lux XXIII S.à.r.l. +, a	Preferred equity	08/19/21	11,772,986	204,514
Polyusus Lux XXIII S.à.r.l. +, a	Common equity	08/19/21	3,936,244	49,458
Polyusus Lux XXIII S.à.r.l. +, a, e	Preferred equity	08/19/21	1,341,978	733,647
Polyusus Lux XXIII S.à.r.l. +, a, e	Common equity	08/19/21	447,324	177,417
Quadriga Capital IV Investment Holding II LP +, a, e	Common equity	09/28/18	238,583	2
Quadriga Capital IV Investment Holding II LP +, a	Common equity	09/09/16	1,432,376	1
Refresco 2 Co-Invest SCSp +, a, c	Limited partnership interest	07/12/22	—	49,213,962
Rivage Luxco S.à.r.l. +, a	Common equity	02/22/22	450,000	60,375,846
Rivage Luxco S.à.r.l. +, a, e	Common equity	06/28/23	450,000	384,210
Root JVCo S.à.r.l. +, a, b, c	Member interest	09/29/20	—	40,185,777
Root JVCo S.à.r.l. +, a, b	Common equity	02/07/23	2,362,997	21,133,354
Root JVCo S.à.r.l. +, a, b	Preferred equity	02/07/23	8,686,753	54,202,669
S.TOUS, S.L +, a	Common equity	10/06/15	622	20,892,071
Strider Investment 2 +, a, e	Preferred equity	04/01/23	278,539	967,899
Strider Investment 3 +, a, e	Preferred equity	04/01/23	24,476	25,347
Strider Topco S.a.s. +, a, c	Member interest	04/01/23	—	3,768,774
Strider Topco S.a.s. +, a, e	Common equity	04/01/23	8,138,656	28,220,468
Strider Topco S.a.s. +, a, e	Preferred equity	04/01/23	52,067,087	65,008,127
Surfaces SLP (SCSp) +, a, b, c	Limited partnership interest	10/01/20	—	24,035,015
Vanquish Bidco +, a, c	Member interest	05/25/23	—	3,776,628
Vanquish Topco +, a	Common equity	05/25/23	379,731	1
Vanquish Topco +, a	Preferred equity	05/25/23	34,851,987	36,914,391
Veonet Co-Invest SCSp (Lux) +, a, c, e	Limited partnership interest	03/09/22	—	40,465,533
Zephyr Syndication L.P. +, a, c, e	Limited partnership interest	08/08/24	—	12,566,465
Zoncolan Topco S.à.r.l. +, a, b, c	Member interest	10/28/21	—	54,760,329
Zoncolan Topco S.à.r.l. +, a, b, e	Common equity	10/28/21	23,234,622	40,384,483
Zoncolan Topco S.à.r.l. +, a, e	Preferred equity	08/01/24	2,850,750	3,101,318
Total Western Europe (24.20%)				3,740,086,653
Total Direct Equity (55.02%)				$8,504,784,400

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Direct Debt (9.75%)
Asia - Pacific (0.40%)
FFML Holdco Limited +, a	Cash 6.25% + BBSY (0.75% Floor)††	11/30/22	11/30/28	Senior	$11,699,059	$10,529,965
Fugue Finance B.V. +, a	Cash 4.50% + SF (0.50% Floor)vv	03/10/23	01/31/28	Senior	5,433,680	5,491,984
Fugue Finance B.V. +, a	Cash 3.75% + SFvv	03/06/24	02/26/31	Senior	7,960,000	8,024,675
Fugue Finco Pty Ltd +, a, e	Cash 5.75% + BBSY††	04/10/24	04/10/30	Senior	966,531	878,445
Fugue Finco Pty Ltd. +, a	Cash 5.75% + BBSY††	04/10/24	05/30/30	Senior	3,621,280	3,410,607
Fugue NZ Bidco Limited +, a	Cash 5.75% + BBSY††	04/10/24	05/30/30	Senior	2,370,912	2,194,648
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/26/22	07/26/27	Senior	12,728,400	11,419,534
Global Academic Group Limited +, a, e	Cash 6.00% + BBSY (0.50% Floor)†	07/26/22	07/26/27	Senior	395,158	392,755
Global Academic Group Limited +, a	Cash 6.00% + BBSY (0.50% Floor)††	07/29/22	07/29/27	Senior	4,651,970	4,131,267
Greencross Limited +, a	Cash 5.75% + BBSY (0.75% Floor)††	09/30/24	03/23/28	Senior	9,408,441	8,369,656
ICON Cancer Care +, a	Cash 7.25% + BBSY (0.50% Floor)†	04/12/22	03/29/30	Second Lien	5,183,849	3,798,118
Snacking Investments BidCo Pty Limited +, a	Cash 4.00% + SF (1.00% Floor)v	01/15/20	12/18/26	Senior	1,238,250	1,250,632
Voyage Australia Pty Ltd +, a	Cash 3.50% + SF (0.50% Floor)vv	07/23/21	06/18/28	Senior	1,644,750	1,656,058
Total Asia - Pacific (0.40%)						61,548,344

North America (5.99%)
Acrisure, LLC +, a	Cash 3.50% + SFv	03/27/20	02/15/27	Senior	6,736,184	6,758,817
Acrisure, LLC +, a	Cash 4.25% + SF (0.50% Floor)vv	12/08/21	02/15/27	Senior	5,962,556	5,981,666
Acrisure, LLC +, a	Cash 4.50% + SFvv	11/10/23	10/18/30	Senior	995,006	998,195
Aimbridge Acquisition Co., Inc. +, a, f	Cash 3.75% + SFvv	04/26/23	02/02/26	Senior	4,429,930	4,062,453
Air Medical Group Holdings, Inc. +, a	Cash 4.25% + SF (1.00% Floor)vv	02/25/21	10/02/25	Senior	8,023,559	8,061,190
AlixPartners, LLP +, a	Cash 2.50% + SF (0.50% Floor)v	06/12/24	02/04/28	Senior	4,961,333	4,986,835
Alliant Holdings Intermediate, LLC +, a	Cash 3.50% + SF (0.50% Floor)v	12/08/21	11/05/27	Senior	1,272,014	1,280,584
Allied Universal Holdco LLC +, a	Cash 3.75% + SFv	06/12/24	05/12/28	Senior	3,969,231	—
American Airlines, Inc. +, a	Cash 2.50% + SFvv	09/06/24	06/04/29	Senior	4,950,000	4,965,469
Amneal Pharmaceuticals, Inc. +, a, e	Cash 5.50% + SFv	06/03/22	05/04/25	Senior	8,199,304	8,448,726
Amynta Agency Borrower, Inc. +, a	Cash 3.75% + SFv	06/06/24	02/28/28	Senior	1,396,500	109,681
Apex Tool Group +, a	Cash 5.25% + SF (0.50% Floor)v	02/22/22	02/08/29	Senior	3,202,711	2,215,203
Apro, LLC +, a	Cash 3.75% + SFvv	06/26/24	07/09/31	Senior	3,291,750	3,328,091
Aptean, Inc. +, a, e	Cash 5.25% + SF (0.75% Floor)vv	01/30/24	01/30/31	Senior	7,965,673	7,989,840
AQA Acquisition Holding, Inc. +, a	Cash 4.25% + SF (0.50% Floor)vv	03/18/21	03/03/28	Senior	1,064,250	—
AqGen Island Holdings, Inc +, a, d	Cash 6.50% + SF (0.50% Floor)vv	08/19/21	08/02/29	Second Lien	—	5,128
Archkey Solutions LLC +, a	4.75% + SFv	12/11/24	10/10/31	Senior	—	—
athenahealth Group, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	02/23/22	02/15/29	Senior	10,562,183	10,609,343
Azalea TopCo, Inc. +, a	Cash 3.50% + SFv	05/08/24	04/24/31	Senior	1,895,250	761,176
Banff Merger Sub Inc. +, a	Cash 4.25% + SFvv	01/31/22	10/02/25	Senior	4,361,843	4,403,237
Barracuda Networks, Inc. +, a	Cash 7.00% + SF (0.50% Floor)vvv	05/17/22	08/15/30	Second Lien	2,000,000	1,613,130
Bausch & Lomb Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	05/18/22	05/10/27	Senior	11,156,431	11,212,716
Bausch + Lomb Corp. +, a	Cash 4.00% + SFv	09/14/23	09/14/28	Senior	1,975,000	1,987,966
BCPE Empire Holdings, Inc. +, a	Cash 4.00% + SF (0.50% Floor)v	06/07/23	12/11/28	Senior	2,267,157	2,282,517
Bella Holding Company, LLC +, a, e	Cash 3.75% + SF (0.75% Floor)v	05/13/21	04/01/28	Senior	5,467,615	7,313,960
BEP Intermediate Holdco, LLC +, a	Cash 3.75% + SFv	05/01/24	04/11/31	Senior	995,006	—
BI Gen Holdings, Inc. +, a	Cash 5.00% + SFvv	10/04/18	09/05/25	Senior	5,471,555	5,527,748

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Direct Debt (continued)
Blackhawk Network Holdings, Inc. +, a	Cash 5.00% + SF (1.00% Floor)v	03/18/24	02/27/29	Senior	$6,169,000	$6,252,713
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	01/27/22	01/27/28	Senior	18,912,000	18,788,593
BlueConic Holding, Inc. +, a	Cash 6.50% + SF (0.75% Floor)vv	06/13/23	01/27/28	Senior	7,092,000	7,045,722
Brand Industrial Services, Inc. +, a, f	Cash 4.50% + SF (0.50% Floor)vv	04/19/24	08/01/30	Senior	1,389,500	6,640,041
Brown Group Holding, LLC +, a	Cash 3.00% + SF (0.50% Floor)vv	06/09/22	07/02/29	Senior	2,171,326	2,179,621
Brown Group Holding, LLC +, a	Cash 2.75% + SFvv	05/23/24	06/07/28	Senior	2,984,273	2,998,493
Burger Bossco Intermediate, Inc. +, a	Cash 9.00% + SF (1.00% Floor)vv	01/01/21	06/16/28	Senior	60,575	60,101
Cablevision Lightpath LLC +, a	Cash 3.25% + SFv	05/29/24	11/30/27	Senior	7,958,549	7,973,472
Calpine Corporation +, a, e	Cash 2.00% + SFv	06/14/24	01/31/31	Senior	9,950,000	9,954,677
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv; PIK 14.795%	01/01/21	11/06/26	Second Lien	215,710	190,117
Campaign Monitor (UK) Limited +, a	Cash 8.90% + SF (1.00% Floor)vv	01/01/21	11/06/26	Second Lien	1,725,678	1,520,933
CapitalSpring Finance Company, LLC +, a, b	PIK 5.00%	03/01/17	02/10/25	Mezzanine	4,091,025	3,842,474
Carestream Dental Technology, Inc. +, a	Cash 6.25% + SFv	08/30/24	08/30/30	Senior	3,513,857	3,566,565
CD&R Hydra Buyer, Inc. +, a	Cash 4.00% + SFv	03/15/24	03/25/31	Senior	1,786,500	3,797,582
Cedar Fair, L.P. +, a	Cash 2.00% + SFvv	05/23/24	05/01/31	Senior	2,985,000	2,998,059
Cengage Learning, Inc. +, a	Cash 4.25% + SF (1.00% Floor)v	03/28/24	03/18/31	Senior	2,487,500	—
Central Parent LLC +, a	Cash 3.25% + SFvv	05/28/24	07/06/29	Senior	—	1,974,729
Charlotte Buyer Inc +, a	Cash 5.25% + SF (0.50% Floor)vv	08/16/22	02/11/28	Senior	4,056,697	4,086,372
Charter NEX US, Inc. +, a	Cash 3.50% + SF (0.75% Floor)v	05/31/19	12/01/27	Senior	1,408,918	1,418,281
Checkers Drive-in Restaurants, Inc. +, a	Cash 7.00% + SFvv	06/16/23	06/16/27	Senior	7,414	7,388
Cheniere Energy Partners +, a	Cash 3.50% + SF (0.50% Floor)vvvv	06/09/21	06/04/28	Senior	7,898,431	7,921,139
Citadel Securities LP +, a	Cash 2.25% + SFv	05/22/24	07/29/30	Senior	—	1,078
Clarios Global LP +, a	Cash 3.00% + E#	05/16/24	04/30/26	Senior	7,622,168	7,282,650
Clydesdale Acquisition Holdings, Inc. +, a	Cash 3.675% + SF (0.50% Floor)vv	04/19/22	04/13/29	Senior	5,309,787	5,326,380
CNT Holdings I Corp. +, a	Cash 3.50% + SF (0.75% Floor)vv	02/15/24	11/08/27	Senior	—	1
CommScope, Inc. +, a	Cash 3.25% + SFv	04/26/19	04/06/26	Senior	2,215,096	2,190,177
ConnectWise, LLC +, a	Cash 3.50% + SF (0.76% Floor)vv	10/06/21	09/29/28	Senior	1,649,000	3,672,359
Conservice Midco, LLC +, a	Cash 4.00% + SFvv	05/18/20	05/13/27	Senior	1,628,344	1,642,624
Cornerstone Building Brands, Inc. +, a	Cash 3.25% + SFv	06/24/24	04/12/28	Senior	2,976,804	2,851,034
Cornerstone Building Brands, Inc. +, a	Cash 4.50% + SFv	05/17/24	05/15/31	Senior	1,695,750	1,637,459
Cornerstone OnDemand, Inc. +, a	Cash 3.75% + SF (0.50% Floor)v	10/22/21	10/16/28	Senior	1,167,000	1,030,461
Cornerstone OnDemand, Inc. +, a	Cash 6.00% + SF (1.00% Floor)v	09/07/23	10/16/28	Senior	2,955,000	2,838,522
Critical Start, Inc. +, a, e	Cash 6.25% + SF (0.75% Floor)vv	03/27/23	05/17/28	Senior	10,087,525	8,477,302
Critical Start, Inc. +, a	Cash 3.125% + SF (0.75% Floor)vv + PIK 3.125%	03/27/23	05/17/28	Senior	4,764,507	4,652,124
Crown Subsea Communications Holding, Inc. +, a	Cash 4.75% + SF (0.75% Floor)v	02/07/24	01/30/31	Senior	7,363,000	7,491,852
CSC Holdings, LLC +, a	Cash 2.50% + SFv	08/11/21	04/15/27	Senior	1,999,063	1,849,763
CSC Holdings, LLC +, a	Cash 4.50% + SFv	12/07/18	01/15/26	Senior	948,043	932,112
Datix Bidco Limited +, a	Cash 5.50% + S>>>	04/25/24	04/30/31	Senior	901,982	890,607
Delta TopCo, Inc. +, a	Cash 3.50% + SFvv	05/13/24	12/24/29	Senior	2,885,500	2,911,657
Dentive Capital, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	9,948,226	9,917,300
Dentive Capital, LLC +, a, e	Cash 6.75% + SF (0.75% Floor)vv	12/23/22	12/22/28	Senior	4,382,562	5,132,484
Dentive, LLC +, a, e	Cash 6.75% + SFvv	05/03/24	12/23/28	Senior	3,937,184	3,924,945
Dexko Global, Inc. +, a	Cash 3.75% + SF (0.50% Floor)vv	10/07/21	10/04/28	Senior	1,556,000	1,474,909
DG Investment Intermediate Holdings 2, Inc. +, a	Cash 3.75% + SF (0.76% Floor)v	04/23/21	03/31/28	Senior	9,192,906	9,302,072

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Direct Debt (continued)
Dieter’s Metal Fabricating Limited +, a	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	$438,300	$438,300
Diligent Corporation +, a	Cash 5.00% + SFvv + PIK 3.00%	05/02/24	08/02/30	Senior	3,575,690	3,566,751
Diligent Corporation +, a, e	Cash 5.00% + SFvv	04/30/24	08/04/30	Senior	20,857,887	20,841,878
Discovery Energy Holding Corporation +, a	Cash 4.75% + SFvv	05/14/24	01/30/31	Senior	4,396,553	4,397,938
Dwyer Instruments, Inc. +, a, e	Cash 3.75% + P	12/31/24	07/21/27	Senior	1,382,680	180,838
Eagle Broadband Investments, LLC +, a, e	Cash 3.00% + SF (0.75% Floor)vv	04/24/24	11/12/27	Senior	4,961,240	4,976,744
ECI Macola/Max Holding, LLC +, a	Cash 3.75% + SF (0.75% Floor)vv	09/13/21	11/09/27	Senior	1,640,617	1,658,352
Element Materials Technology +, a, e	Cash 4.25% + SF (0.50% Floor)vv	08/17/22	06/22/29	Senior	1,868,535	1,883,138
Element Materials Technology +, a, e	Cash 4.25% + SFvv	08/17/22	06/22/29	Senior	4,048,493	4,080,132
Endurance International Group Holdings, Inc. +, a	Cash 3.50% + SF (0.75% Floor)vv	04/28/21	02/10/28	Senior	2,049,998	1,392,400
Engineered Machinery Holdings, Inc. +, a	Cash 3.75% + SF (0.75% Floor)vv	08/16/21	05/21/28	Senior	1,552,000	1,565,875
Epiq Systems +, a	Cash 4.75% + SF (0.75% Floor)v	06/02/22	04/26/29	Senior	6,887,157	6,951,724
Evergreen Services Group, LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	06/15/22	06/15/29	Senior	13,947,669	13,947,669
Evergreen Services Group, LLC +, a, e	Cash 5.75% + SFvv	02/26/24	06/15/29	Senior	3,996,315	3,998,988
Explorer Holdings, Inc. +, a	Cash 8.00% + SF (0.50% Floor)v	02/04/20	02/04/28	Second Lien	19,491,899	19,102,060
Fiesta Purchaser, Inc. +, a	Cash 4.00% + SFv	02/15/24	02/12/31	Senior	6,268,539	6,281,264
Filtration Group Corp. +, a	Cash 3.50% + SF (0.50% Floor)v	11/01/21	10/21/28	Senior	2,031,750	2,050,290
FINThrive Software Intermediate Holdings, Inc. +, a	Cash 4.00% + SFv	11/18/24	12/18/28	Senior	1,755,000	821,499
Flynn Restaurant Group LP +, a	Cash 4.25% + SF (0.50% Floor)vv	12/10/21	11/22/28	Senior	3,317,005	3,333,175
Foundation Building Materials, Inc. +, a	Cash 4.00% + SFv	03/06/24	01/29/31	Senior	3,867,203	5,784,299
Genesys Cloud Services Holdings I, LLC +, a	Cash 3.75% + SF (0.75% Floor)v	03/15/24	12/01/27	Senior	4,862,958	4,909,862
Global Academic Group Limited +, a, e	Cash 6.00% + BBSY (0.50%Floor)††	12/16/24	07/29/27	Senior	—	—
Global Medical Response, Inc. +, a, d, f	Cash 4.75% + SFvv	04/18/24	10/31/28	Senior	2,787,709	2,798,542
Global Medical Response, Inc. +, a	Cash 4.25% + SF (1.00% Floor)vv	03/27/24	03/14/25	Senior	3,020,735	3,034,902
GoTo Group, Inc. +, a	Cash 4.75% + SFv	02/05/24	04/30/28	Senior	2,050,944	942,409
Grant Thornton Advisors LLC +, a	Cash 3.25% + SFvv	06/05/24	06/02/31	Senior	3,890,250	3,895,969
GTCR W Merger Sub, LLC +, a	Cash 3.00% + SFvv	02/06/24	01/31/31	Senior	1,795,500	1,808,598
Gurobi Optimization, LLC +, a, e	Cash 4.75% + SFvv	09/10/24	09/10/31	Senior	9,183,923	8,383,637
Hanger, Inc. +, a		11/12/24	10/23/31	Senior	—	—
Heartland Dental Holdings, Inc. +, a	Cash 5.00% + SF (0.75% Floor)vv	05/15/18	04/28/28	Senior	8,417,865	8,510,907
Heartland Home Services, Inc. +, a	Cash 6.75% + SF (1.00% Floor)vv	11/08/22	12/15/26	Senior	11,790,000	11,524,771
Help/Systems Holdings, Inc. +, a	Cash 6.75% + SF (0.75% Floor)v	11/05/21	11/19/27	Second Lien	3,600,000	2,322,000
Help/Systems Holdings, Inc. +, a	Cash 4.00% + SF (1.00% Floor)v	05/25/21	11/19/26	Senior	4,040,909	3,574,043
High Bar Brands Operating LLC +, a, e	Cash 5.25% + SF (1.00% Floor)v	12/19/23	12/19/29	Senior	370,961	370,961
High Bar Brands Operating, LLC +, a, e	Cash 5.25% + SF (1.00% Floor)vv	12/19/23	12/19/29	Senior	2,542,140	2,096,484
Howden Group Holdings Ltd. +, a	Cash 4.00% + SF (0.50% Floor)vv	02/14/24	04/18/30	Senior	1,382,412	1,394,508
Hub International Ltd. +, a	Cash 3.25% + SF (0.75% Floor)vv	06/08/23	06/20/30	Senior	1,089,034	1,097,006
Husky Injection Molding Systems Ltd. +, a	Cash 5.00% + SFvvv	02/01/24	02/01/29	Senior	—	2,511,604
Husky Injection Molding Systems Ltd. +, a	Cash 9.00%	02/01/24	02/15/29	Senior	200,000	215,963
Idera, Inc. +, a, b	Cash 3.50% + SF (0.75% Floor)vv	12/17/18	03/02/28	Senior	1,229,194	1,209,527

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Direct Debt (continued)
Ineos Quattro Holdings UK Limited +, a	Cash 4.25% + SF (0.50% Floor)v	03/07/24	01/29/26	Senior	$3,275,250	$3,303,908
Ineos US Finance, LLC +, a	Cash 3.25% + SFvv	06/05/24	02/18/30	Senior	3,990,000	—
INNIO Group Holdings GmbH +, a	Cash 3.25% + E##	11/30/18	11/02/28	Senior	1,103,751	1,003,579
INNIO Group Holdings GmbH +, a	Cash 4.25% + SFvv	02/08/24	11/02/28	Senior	2,492,797	2,509,947
Iris Holdings Inc. +, a, f	Cash 4.75% + SF (0.50% Floor)vv	06/15/22	06/28/28	Senior	1,807,395	5,611,242
KCIBT Intermediate II, Inc. +, a	Cash 1.00% + SF (1.00% Floor)vv	12/23/20	06/30/27	Senior	268,787	58,686
KDC/ONE Development Corporation, Inc. +, a	Cash 4.50% + SFv	06/11/24	08/15/28	Senior	2,200,000	2,217,534
Kene Acquisition, Inc. +, a, e	Cash 5.50% + SF (1.00% Floor)vv	02/13/24	02/07/31	Senior	3,961,083	3,735,108
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + SFvv	10/05/18	02/08/28	Senior	8,220,398	8,251,225
Knowlton Development Corp. Inc. +, a	Cash 4.50% + SFv	06/24/22	12/22/25	Senior	1,476,919	1,488,690
KSLB Holdings, LLC +, a	Cash 8.75% + SF (1.00% Floor)vv	01/01/21	01/26/28	Second Lien	3,212,308	2,556,123
Lakeshore Learning Materials, LLC +, a	Cash 3.50% + SFv	06/06/24	09/29/28	Senior	1,164,189	1,147,768
LBM Acquisition, LLC +, a	Cash 3.75% + SFv	08/02/24	06/06/31	Senior	9,779,148	9,712,504
Magenta Buyer LLC +, a	Cash 1.50% + SFvv; PIK 6.25%	10/01/24	07/27/29	Senior	470,084	3,186
Magenta Buyer LLC +, a	Cash 1.50% + SFvv; PIK 5.50%	10/01/24	07/27/29	Senior	958,024	12,782
Mamba Purchaser, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	06/07/24	10/16/28	Senior	2,779,035	2,795,542
Maverick Bidco, Inc. +, a	Cash 6.75% + SF (0.75% Floor)vv	05/26/21	05/18/29	Second Lien	6,603,000	6,481,967
Max US BidCo, Inc. +, a	Cash 5.00% + SF (0.50% Floor)vv	10/11/23	10/03/30	Senior	4,962,500	4,847,742
McAfee Corp. +, a	Cash 3.50% + E#	06/07/24	03/01/29	Senior	10,607,412	10,193,243
McAfee Inc. +, a	Cash 3.75% + SF (0.50% Floor)vv	03/09/22	03/01/29	Senior	3,146,614	3,153,300
Mitchell International, Inc. +, a	Cash 3.25% + SFv	06/21/24	06/06/31	Senior	4,987,500	4,996,627
MJH Healthcare Holdings, LLC +, a	Cash 3.50% + SF (0.50% Floor)vv	04/08/22	01/28/29	Senior	1,653,441	1,664,296
Motion Acquisition Limited +, a	Cash 3.50% + SFvv	01/24/24	11/12/29	Senior	2,967,594	2,941,004
Naked Juice LLC +, a	Cash 3.25% + SF (0.50% Floor)vv	05/23/24	01/24/29	Senior	1,984,733	1,319,510
National Mentor Holdings, Inc. +, a	Cash 3.75% + SF (0.75% Floor)vv	04/26/21	03/02/28	Senior	—	1,980,952
Navicure, Inc. +, a	Cash 4.00% + SFvv	11/19/19	10/22/26	Senior	2,989,137	3,006,578
Nelipak Holding Company +, a	Cash 5.50% + SF (1.00% Floor)vv	04/04/24	03/26/31	Senior	2,758,803	2,716,908
Nelipak Holding Company +, a, e	Cash 5.50% + SF (1.00% Floor)vv	04/04/24	03/26/31	Senior	—	486,165
NEP Group, Inc. +, a	Cash 4.00% + SF (0.50% Floor)vv	12/06/21	08/19/26	Senior	1,900,708	1,743,899
NEP Group, Inc. +, a	Cash 3.25% + SFv + PIK 1.50%	02/10/22	08/19/26	Senior	1,069,903	980,566
NorthStar Group Services, Inc. +, a	Cash 4.75% + SFvv	06/05/24	05/08/30	Senior	2,885,500	2,907,444
NSM Top Holdings Corp. +, a	Cash 5.25% + SFvv	11/26/19	11/16/26	Senior	1,428,919	1,446,781
Olympus Water US Holding Corp. +, a	Cash 5.00% + SF (1.50% Floor)vv	05/24/23	11/09/28	Senior	1,377,120	1,383,145
OneDigital Borrower, LLC +, a	Cash 3.25% + SF (0.50% Floor)vv	06/13/24	06/13/31	Senior	5,273,500	5,293,434
Oscar AcquisitionCo, LLC +, a, e	Cash 4.50% + SF (0.50% Floor)vv	02/08/24	04/29/29	Senior	7,435,356	7,368,587
Ovation Parent, Inc. +, a	Cash 3.50% + SFvv	04/24/24	03/27/31	Senior	1,296,750	1,307,293
Pactiv Evergreen Inc. +, a	Cash 2.50% + SFv	06/12/24	09/24/28	Senior	1,511,789	1,520,059
Pascal Midco 2, LLC +, a	Cash 5.75% + SF (0.75% Floor)vv	07/01/22	07/21/27	Senior	13,507,452	13,377,425
PDI TA Holdings, Inc. +, a	Cash 5.50% + SF (0.75% Floor)vv	02/06/24	02/01/31	Senior	6,467,760	6,405,958
PDI TA Holdings, Inc. +, a, e	Cash 5.50% + SF (0.75% Floor)vv	02/01/24	02/03/31	Senior	1,680,827	1,658,248
Pediatric Associates Holding Company, LLC +, a	Cash 3.25% + SFvv	08/05/24	12/29/28	Senior	3,969,388	3,868,784
Peraton Corp. +, a, f	Cash 3.75% + SF (0.75% Floor)v	04/12/21	02/01/28	Senior	888,971	2,146,632
PetSmart LLC +, a	Cash 3.75% + SF (0.75% Floor)v	05/22/24	02/11/28	Senior	5,969,152	5,956,706
Pre-Paid Legal Services, Inc. +, a, e	Cash 3.75% + SF (0.50% Floor)v	01/18/22	12/15/28	Senior	10,702,324	10,785,481
Pre-Paid Legal Services, Inc. +, a	Cash 3.75% + SF (0.50% Floor)v	01/18/22	12/14/29	Senior	—	—

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Direct Debt (continued)
Premier Care Dental Management, LLC +, a, e	Cash 5.25% + SFv	05/31/24	08/05/28	Senior	$5,853,376	$3,074,408
Pretium PKG Holdings, Inc. +, a	Cash 6.75% + SF (0.50% Floor)vv	10/05/21	10/01/29	Second Lien	1,800,000	677,061
Primary Products Finance, LLC +, a, e	Cash 3.50% + SF (0.50% Floor)vv	06/06/24	04/01/29	Senior	2,580,500	2,590,783
ProAmpac PG Borrower, LLC +, a	Cash 4.50% + SF (0.75% Floor)vv	09/26/23	09/15/28	Senior	1,987,750	1,996,446
Procera Networks, Inc. +, a, e	Cash 9.00% + SFv	10/02/24	09/29/25	Senior	—	—
Procera Networks, Inc. +, a	Cash 9.00% + SFv	10/02/24	09/29/25	Senior	146,341	147,073
Procera Networks, Inc. +, a	Cash 4.50% + SFv	11/20/18	10/31/25	Senior	923,247	90,407
Procera Networks, Inc. +, a	Cash 9.00% + SFvv	10/02/24	10/31/25	Senior	205,470	206,498
Project Alpha Intermediate Holding, Inc. +, a	Cash 4.75% + SF (0.50% Floor)vv	10/31/23	10/28/30	Senior	6,352,080	6,400,705
Project Leopard Holdings, Inc. +, a	Cash 5.25% + SF (0.50% Floor)vv	06/15/22	07/20/29	Senior	2,940,000	2,646,000
Prometric Holdings PIK, Inc. +, a	Cash 7.50% + SF (1.00% Floor)vv; PIK 9.25%	10/06/23	07/31/28	Mezzanine	7,993,115	7,993,115
Prometric Holdings, Inc. +, a	Cash 3.00% + SF (1.00% Floor)v	10/26/23	01/31/28	Senior	5,835,573	5,918,555
PT Intermediate Holdings III, LLC +, a	Cash 3.25% + SFvv + PIK 1.75%	04/09/24	04/09/30	Senior	27,202,419	27,202,419
PT Intermediate Holdings III, LLC +, a, e	Cash 6.75% + SFvv + PIK 1.75%	04/09/24	04/09/30	Senior	568,488	568,488
Radiology Partners, Inc. +, a	Cash 4.00% + SFvv	01/01/21	01/31/29	Senior	2,144,772	2,124,933
Radwell Parent, LLC +, a, e	Cash 5.50% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	1,120,924	223,479
Radwell Parent, LLC +, a	Cash 6.525% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	13,863,331	13,886,482
Radwell Parent, LLC +, a	Cash 6.75% + SF (0.75% Floor)vv	12/01/22	04/01/29	Senior	5,881,454	5,891,276
Rand Parent, LLC +, a, e	Cash 3.75% + SFvv	08/09/24	03/17/30	Senior	2,580,467	5,605,483
Raptor Parent, LLC +, a, e	Cash 6.525% + SF (0.75% Floor)vv	04/06/22	04/01/29	Senior	1,530,832	1,533,388
Recess Holdings, Inc. +, a	Cash 4.50% + SF (1.00% Floor)vv	03/01/24	02/20/30	Senior	6,352,000	8,936,172
Recorded Books Inc. +, a, d	Cash 4.00% + SFv	06/17/22	08/29/25	Senior	—	—
Red Planet Borrower, LLC +, a	Cash 3.75% + SF (0.50% Floor)v	10/04/21	10/02/28	Senior	6,081,267	6,732,305
Redstone Holdco 2 L.P. +, a	Cash 4.75% + SF (0.75% Floor)vv	05/10/21	04/27/28	Senior	1,083,705	656,416
Redstone Holdco 2 L.P. +, a, e	Cash 7.75% + SF (0.75% Floor)vv	05/03/21	04/16/29	Second Lien	2,500,000	1,193,763
Riverside Assessments, LLC +, a, e	Cash 5.25% + SFvv	03/19/24	03/19/31	Senior	3,088,450	2,640,591
RL Datix Holdings (USA), Inc. +, a	Cash 5.50% + SFvvv	04/25/24	04/30/31	Senior	2,399,040	2,364,144
Rough Country, LLC +, a	Cash 3.50% + SF (0.75% Floor)v	08/03/21	07/26/28	Senior	1,838,037	1,831,907
Ryan LLC +, a, e	Cash 4.50% + SF (0.50% Floor)vv	11/20/23	11/14/30	Senior	152,381	153,000
Ryan, LLC +, a, e	Cash 4.50% + SF (0.50% Floor)v	11/20/23	11/14/30	Senior	1,932,629	3,906,059
Sabre GLBL Inc. +, a	Cash 3.50% + SF (0.50% Floor)v	08/09/21	12/17/27	Senior	—	11,800
SCIH Salt Holdings, Inc. +, a	Cash 4.00% + SF (0.75% Floor)vv	04/17/20	03/16/27	Senior	785,967	789,064
Sedgwick Claims Management Services, Inc. +, a	Cash 3.75% + SFvv	08/09/24	02/24/28	Senior	1,745,625	1,758,307
Senneca Holdings, Inc. +, a	PIK 11.00%	01/01/21	/ /0	Second Lien	—	2
Senneca Holdings, Inc. +, a	PIK 10.00%	01/01/21	11/11/25	1.5 Lien	1,465,000	1
Senneca Holdings, Inc. +, a, d	PIK 11.00%	01/01/21	05/11/26	Second Lien	1,276,647	1
Skopima Consilio Parent LLC +, a	Cash 4.00% + SF (0.76% Floor)vvvv	05/18/21	04/30/28	Senior	4,534,443	4,557,115
Skopima Consilio Parent LLC +, a	Cash 4.50% + SF (0.50% Floor)v	10/11/23	05/12/28	Senior	8,237,750	8,286,682
Sound Inpatient Physicians, Inc. +, a	Cash 5.50% + SF (1.00% Floor)vv	06/04/24	06/28/28	Senior	578,824	602,700
Sound Inpatient Physicians, Inc. +, a	Cash 3.50% + SFv	07/01/24	06/28/28	Senior	1,152,478	1,063,161
Sovos Compliance, LLC +, a	Cash 4.50% + SF (0.50% Floor)v	08/16/21	08/11/28	Senior	4,629,869	4,669,593
SS&C Technologies, Inc. +, a	Cash 2.00% + SFv	05/14/24	04/29/31	Senior	3,557,815	3,571,156
SSH Group Holdings, Inc. +, a	Cash 4.25% + SFvv	06/05/19	07/30/25	Senior	7,759,827	7,818,026
Star US Bidco, LLC +, a	Cash 4.25% + SF (1.00% Floor)v	04/24/20	03/17/27	Senior	1,830,047	1,844,349
Surgery Center Holdings, Inc. +, a	Cash 3.50% + SFv	01/02/24	12/19/30	Senior	890,361	898,365
Tacala Investment Corp. +, a	Cash 4.00% + SF (0.75% Floor)v	02/08/24	01/31/31	Senior	2,382,030	2,404,362
Tank Holding Corp. +, a, e	Cash 5.75% + SF (0.75% Floor)vv	03/31/22	03/31/28	Senior	21,007,350	20,705,246

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Direct Debt (continued)
Telenet Financing USD LLC +, a	Cash 2.00% + SFv	04/27/20	04/30/28	Senior	$5,400,000	$5,265,972
Thevelia (US), LLC +, a	Cash 3.75% + SFvv	03/29/23	06/18/29	Senior	6,801,962	6,851,549
Tivity Health Inc +, a	Cash 6.00% + SF (0.75% Floor)vv	06/28/22	06/28/29	Senior	20,491,137	20,334,367
TLP Acquisition Holdings, LLC +, a	Cash 8.00% + SF (1.00% Floor)v	02/26/19	02/25/25	Mezzanine	21,428,267	21,404,648
Tory Burch LLC +, a	Cash 3.50% + SF (0.50% Floor)v	04/30/21	04/16/28	Senior	965,000	967,789
Trident TPI Holdings, Inc. +, a	Cash 4.00% + SF (0.50% Floor)v	09/22/21	09/15/28	Senior	1,654,519	1,671,437
Trilon Group, LLC +, a	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	5,132,466	5,129,443
Trilon Group, LLC +, a, e	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	—	124,954
Trilon Group, LLC e, +, a	Cash 6.25% + SF (0.75% Floor)vv	06/02/22	05/27/29	Senior	5,145,492	5,142,462
Triton Water Holdings, Inc. +, a	Cash 3.25% + SF (0.50% Floor)vv	04/19/21	03/31/28	Senior	1,351,005	1,363,339
UKG Inc. +, a	Cash 3.50% + SF (0.75% Floor)vv	07/13/20	05/04/26	Senior	3,939,249	3,971,964
Upstream Newco, Inc. +, a	Cash 4.25% + SFvv	08/04/21	11/20/26	Senior	6,141,695	5,116,461
USALCO LLC +, a	4.00% + SFvv	10/04/24	09/17/31	Senior	—	—
Utz Quality Foods, LLC +, a	Cash 3.00% + SFvv	01/29/21	01/20/28	Senior	2,932,943	2,945,466
Verde Purchaser, LLC +, a	Cash 4.125%	05/02/24	11/15/28	Senior	5,000,000	4,751,729
Verde Purchaser, LLC +, a	Cash 4.50% + SFvv	05/10/24	11/30/30	Senior	6,666,500	6,695,666
Virtusa Corp. +, a	Cash 3.75% + SF (0.75% Floor)vv	02/28/22	02/11/28	Senior	3,033,080	3,058,209
Vision Solutions, Inc. +, a	Cash 4.00% + SF (0.75% Floor)vv	05/06/21	04/24/28	Senior	3,773,250	3,722,311
Vision Solutions, Inc. +, a	Cash 7.25% + SF (0.75% Floor)vv	09/07/21	04/23/29	Second Lien	2,300,000	2,225,537
Vortex Opco, LLC +, a	Cash 4.25% + SFv	09/03/24	12/17/28	Senior	720,308	—
VS Buyer, LLC +, a	Cash 3.25% + SFvv	04/10/20	02/28/27	Senior	3,810,450	3,847,373
Weld North Education LLC +, a, e	Cash 3.50% + SF (0.75% Floor)vv	01/06/21	12/21/27	Senior	8,191,388	8,216,413
White Cap Supply Holdings, LLC +, a	Cash 3.25% + SFv	06/06/24	10/19/29	Senior	2,900,000	4,614,567
Windsor Holdings III, LLC +, a	Cash 4.50% + SFv	08/07/23	08/01/30	Senior	2,278,064	2,309,388
Woof Holdings, Inc. +, a	Cash 7.25% + SF (0.75% Floor)vv	01/08/21	12/22/28	Second Lien	7,200,000	4,068,000
Woof Holdings, Inc. +, a	Cash 3.75% + SF (0.75% Floor)vv	09/26/23	12/21/27	Senior	2,956,489	1,906,196
WWEX UNI TopCo Holdings, LLC +, a	Cash 4.25% + SF (0.75% Floor)vv	08/03/21	07/26/28	Senior	2,619,000	2,638,276
YI Group Midco, LLC +, a, e	Cash 5.75% + SF (1.00% Floor)v	12/01/23	12/01/29	Senior	6,084,011	5,824,840
Zacapa S.à.r.l. +, a	Cash 4.25% + SF (0.50% Floor)vv	07/31/18	03/22/29	Senior	7,637,823	7,691,020
Total North America (5.99%)						925,782,842

Rest of World (0.03%)
AI Sirona (Luxembourg) Acquisition S.à.r.l. +, a	Cash 5.00% + E#	05/17/24	09/30/28	Senior	5,437,714	5,206,477
Total Rest of World (0.03%)						5,206,477

Western Europe (3.33%)
AD Education +, a	PIK 8.50%	06/21/22	03/30/29	Mezzanine	14,770,114	15,259,781
AEA International Holdings (Luxembourg) S.à.r.l. +, a	Cash 3.75% + SF (0.50% Floor)vv	09/15/21	09/07/28	Senior	2,231,516	2,248,253
AI PLEX AcquiCo GmbH +, a	Cash 5.00% + SFv	08/23/19	07/31/26	Senior	4,760,193	4,575,736
Albion Financing 3 S.à.r.l +, a	Cash 5.51% + SF (0.50% Floor)vv	01/14/22	08/17/26	Senior	3,917,813	3,963,514
Altice France S.A. +, a	Cash 5.50% + SFvv	01/27/21	08/14/26	Senior	—	1
Anticimex Global AB +, a	Cash 3.40% + SFvv	06/18/24	11/16/28	Senior	2,679,750	2,702,367
Artemis Acquisitions (UK) Limited +, a	Cash 3.75% + E##	06/25/24	06/26/31	Senior	4,000,000	4,175,310
Asgard Investments B.V. +, a	Cash 5.50% + E##	03/15/22	03/15/29	Senior	13,721,320	12,948,817
Aston Finco S.à.r.l. +, a	Cash 4.25% + SFv	11/14/19	10/09/26	Senior	2,667,000	2,574,762
Aston Finco S.à.r.l. +, a	Cash 8.25% + S>	10/25/19	10/09/27	Second Lien	36,733,592	32,300,510
Athena Bidco +, a	Cash 4.00% + E###	03/06/24	04/14/31	Senior	3,691,558	3,543,961
Athena BidCo GmbH +, a	Cash 2.75% + E###	05/22/24	03/31/27	Senior	5,414,368	—
Auris Luxembourg III S.à.r.l. +, a, e	Cash 3.75% + SFvvv	04/04/19	02/27/26	Senior	5,260,743	5,329,791
Auris Luxembourg III S.à.r.l. +, a	Cash 4.50% + E###	06/12/24	02/27/26	Senior	4,339,194	4,157,829

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Direct Debt (continued)
Babar Bidco +, a	Cash 4.00% + E###	12/04/20	11/17/27	Senior	$1,214,051	$—
Biscuit Holding S.A.S +, a, e	Cash 4.00% + E###	06/03/24	02/12/27	Senior	4,325,208	3,945,537
BME Group Holding B.V. +, a	Cash 4.75% + E##	03/22/24	10/30/26	Senior	5,401,976	3,840,289
CAB +, a	Cash 3.50% + E##	06/12/24	02/09/28	Senior	10,759,524	6,803,887
Casper Bidco SAS +, a	Cash 3.88% + E#	03/01/24	03/21/31	Senior	6,305,908	6,142,880
CD&R Firefly Bidco Limited +, a	Cash 6.00% + S>>	08/31/18	06/23/25	Senior	7,113,072	6,895,382
CD&R Firefly Bidco Limited +, a	Cash 5.75% + S>>	03/16/24	06/21/28	Senior	1,907,075	1,880,897
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + SFv	02/28/22	08/31/30	Mezzanine	7,520,983	7,648,750
CEP V Investment 22 S.à.r.l. (Lux) +, a	PIK 8.25% + E###	02/28/22	08/31/30	Mezzanine	1,060,313	1,004,512
Chrysaor Bidco S.à.r.l. +, a, f	Cash 3.50% + SFvv	05/15/24	05/14/31	Senior	192,814	194,694
Cidron Kuma 2 S.à.r.l. +, a	Cash 13.00% + E (0.50% Floor)####	01/01/21	02/28/26	Second Lien	1,209,477	978,327
Cimpress plc +, a	Cash 3.00% + SFv	05/17/24	05/17/28	Senior	6,368,000	16,019
Constellation Automotive Group Limited +, a	Cash 4.75% + S>>>	09/03/21	07/28/28	Senior	1,387,192	1,217,091
Constellation Automotive Limited +, a	Cash 7.50% + S>>>	10/18/21	07/30/29	Second Lien	1,372,084	1,186,676
Constellation BidCo GmbH +, a	Cash 5.25% + E##	10/26/22	06/27/29	Senior	26,760,488	27,448,265
Constellation HoldCo GmbH +, a, e	Cash 5.15% + E##	08/08/24	08/08/31	Senior	1,110,043	1,029,310
CTEC III GmbH +, a	Cash 3.50% + E##	03/29/18	03/16/29	Senior	14,737,672	13,569,024
DataCo AcquiCo GmbH +, a	Cash 6.00% + E###	01/26/24	01/31/31	Senior	9,473,132	8,904,750
Dorna Sports, S.L. +, a	Cash 3.25% + E###	06/25/24	03/30/29	Senior	5,374,619	5,198,504
Eagle Bidco Limited +, a	Cash 3.75% + E#	09/07/23	03/20/28	Senior	7,386,454	7,134,956
Europa University Education Group +, a, d	Cash 3.75% + E###	06/13/24	06/13/31	Senior	3,300,000	3,441,316
Financiere Astek +, a, e	Cash 6.50% + E##	04/25/24	04/25/31	Senior	1,913,950	1,828,425
Financiere Astek +, a	Cash 6.50% + E##	04/25/24	04/25/31	Senior	6,333,943	6,102,768
Financière Mendel +, a	Cash 3.25% + SFvv	12/06/23	11/12/30	Senior	997,487	—
Froneri International Limited +, a, e	Cash 2.25% + SFv	07/05/24	01/29/27	Senior	3,979,221	3,987,756
Fusilli AcquiCo S.à.r.l. +, a	Cash 5.25% + E###	01/27/22	04/12/26	Senior	6,845,735	6,561,462
Grupo Iberica de Congelados, SA +, a	Cash 7.12% + E#	06/28/19	11/30/27	Senior	456,713	376,812
Grupo Iberica de Congelados, SA +, a	Cash 7.75% + E##	06/28/19	11/30/27	Senior	510,357	421,071
Gulfstream Bidco AS +, a	Cash 5.00% + SFvv	01/19/24	01/19/31	Senior	3,676,000	3,643,298
HNVR Holdco Limited +, a	Cash 5.25% + E###	01/25/22	09/12/27	Senior	9,940,247	9,483,893
HomeVi SAS +, a	Cash 3.25% + E##	05/10/24	10/31/29	Senior	5,715,208	10,191,669
Hunter Douglas NV +, a	Cash 3.50% + SF (0.50% Floor)vv	03/07/22	02/26/29	Senior	8,697,065	8,709,719
Hunter Holdco 3 Limited +, a, e	Cash 4.25% + SF (0.50% Floor)vv	08/26/21	08/19/28	Senior	10,285,188	10,188,764
IGT Holding IV AB +, a	Cash 5.31% + SF (0.50% Floor)vv	07/21/21	03/31/28	Senior	1,828,750	1,840,180
Inception Finco S.à r.l. +, a	Cash 4.50% + SFvv	03/15/24	04/18/31	Senior	1,094,500	1,103,940
Ineos Quattro Holdings UK Limited +, a	Cash 3.75% + SFv	03/17/23	03/01/30	Senior	1,970,000	1,978,629
Infinity Bidco 1 Limited +, a	Cash 3.40% + E#	07/03/24	07/06/28	Senior	3,241,938	3,108,664
International Park Holdings B.V. +, a	Cash 5.00% + E###	11/16/21	12/14/26	Senior	2,967,557	2,718,891
Lernen Bidco Ltd. +, a	Cash 4.25% + E###	06/16/23	04/24/29	Senior	6,523,196	6,258,646
Loire UK Midco 3 Limited +, a	Cash 3.50% + SF (0.75% Floor)vv	07/09/21	04/21/27	Senior	1,252,094	1,249,590
Loire UK Midco 3 Limited +, a	Cash 3.00% + SFv	06/08/20	04/21/27	Senior	1,338,321	1,336,655
Lorca Holdco Limited +, a	Cash 3.50% + E###	07/02/24	03/25/31	Senior	11,600,226	13,951,276
Lorca Holdco Limited +, a	Cash 3.50% + SFvvv	07/23/24	03/25/31	Senior	4,367,000	4,413,421
Mar Bidco S.à.r.l. +, a	Cash 4.25% + SFvv	07/30/21	07/06/28	Senior	2,902,500	2,821,781
Matador Bidco S.à.r.l. +, a	Cash 4.25% + SFv	08/01/24	07/16/29	Senior	8,523,676	8,610,447
Nobel Bidco B.V. +, a	Cash 3.50% + E###	06/12/24	09/01/28	Senior	5,423,992	5,162,880
Nomad Foods Limited +, a	Cash 3.75% + SF (0.50% Floor)vvv	12/09/22	11/12/29	Senior	1,161,379	1,166,698

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Direct Investments * (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Direct Debt (continued)
Nouryon Finance B.V. +, a	Cash 3.50% + E##	06/20/24	04/03/28	Senior	$33,194	$2,182,621
Nouryon Finance B.V. +, a	Cash 4.00% + SFvv	03/03/23	04/03/28	Senior	2,376,045	2,406,245
One Hotels GmbH +, a	Cash 4.50% + E##	06/12/24	04/02/31	Senior	6,725,751	6,470,029
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + SFvvv	03/30/22	03/01/29	Senior	2,453,938	2,478,489
PEARLS (Netherlands) Bidco B.V. +, a	Cash 4.00% + E##	06/06/24	02/26/29	Senior	7,614,628	7,301,682
Pegasus BidCo B.V. +, a	Cash 3.75% + SF (0.50% Floor)vv	02/14/24	07/12/29	Senior	6,967,471	7,041,535
Piolin II S.à.r.l. +, a	Cash 4.50% + E##	06/11/24	09/16/29	Senior	10,240,413	9,907,780
Planet US Buyer LLC +, a	Cash 3.50% + SFvv	02/20/24	02/07/31	Senior	2,885,500	2,913,908
Platin2025 Acquisition S.à.r.l. +, a	Cash 3.90% + E##	05/28/24	12/29/28	Senior	6,524,382	6,235,439
Rainbow Jvco Ltd. +, a	Cash 7.25% + E##; PIK 7.25%	02/24/22	02/24/30	Mezzanine	9,405,746	8,678,971
Rainbow UK Holdco Limited +, a	Cash 3.75% + E###	05/31/24	02/26/29	Senior	11,935,918	11,424,405
RC Acquisition II B.V. +, a	Cash 6.25% + E##	12/19/23	12/18/30	Senior	9,234,378	8,704,620
Rohm Holding GmbH +, a	Cash 4.50% + E### + PIK 0.25%	06/28/24	01/31/29	Senior	6,433,497	5,907,760
Sapphire Bidco B.V. +, a	Cash 3.00% + E##	05/25/18	05/03/28	Senior	2,271,578	2,084,093
Seren Bidco AB +, a	Cash 7.25% + SR ¤¤	11/16/21	11/16/29	Second Lien	16,653,255	13,023,996
Sevetys Invest +, a, e	Cash 6.25% + E##	12/16/22	08/03/29	Senior	15,740,503	14,932,355
Sigma Holdco B.V. +, a	Cash 4.75% + SFvvv	09/20/23	01/02/28	Senior	5,890,753	5,919,175
Sigma Holdco B.V. +, a	Cash 4.25% + SFvvv	08/26/24	01/03/28	Senior	2,970,266	7,094,101
Skywalker BidCo GmbH +, a	Cash 6.00% + E###	12/20/23	12/20/30	Senior	8,763,127	8,277,925
Speedster BidCo GmbH +, a	Cash 2.50% + E###	06/17/24	03/31/27	Senior	10,722,920	10,414,664
Sport Group Holding GMBH +, a	Cash 4.25% + E##	06/07/24	06/06/31	Senior	2,600,000	2,702,024
Starfruit Finco B.V. +, a, e	Cash 3.50% + SFvv	11/14/18	10/01/25	Senior	2,680,291	2,704,587
Summer (BC) Bidco B LLC +, a	Cash 5.00% + SF (0.75% Floor)vv	09/08/21	12/04/26	Senior	967,725	974,078
team.blue Finco S.à.r.l. +, a	Cash 3.20% + E#	06/25/21	03/27/28	Senior	11,959,050	11,075,489
TK Elevator Midco GmbH +, a	Cash 3.50% + SF (0.5% Floor)vvv	03/11/24	04/30/30	Senior	3,366,127	3,393,915
TMF Sapphire Bidco B.V. +, a	Cash 5.00% + SFvv	07/25/23	05/03/28	Senior	1,386,035	1,402,501
Vertical Midco GmbH +, a	Cash 3.50% + SFvv	09/09/20	07/30/27	Senior	3,833,358	3,865,002
Virgin Media Bristol LLC +, a	Cash 3.25% + SFv	06/25/24	01/31/29	Senior	10,000,000	9,958,600
Virgin Media Bristol, LLC +, a	Cash 2.50% + SFv	02/07/18	01/31/28	Senior	5,486,250	5,470,767
ZF Invest +, a	Cash 3.475% + E###	06/04/24	07/12/28	Senior	5,222,419	4,967,648
Ziggo Financing Partnership +, a	Cash 2.50% + SFv	02/27/20	04/30/28	Senior	6,000,000	5,982,390
Total Western Europe (3.33%)						515,375,827
Total Direct Debt (9.75%)						$1,507,913,490
Total Direct Investments (64.77%)						$10,012,697,890

Secondary Investments *, c (14.54%)	Acquisition Date	Fair Value
Asia - Pacific (1.03%)
Affinity Asia Pacific Fund IV (No.2) L.P. +, a, e	09/30/24	$5,115,333
Archer Capital Fund 5 +, a, e	09/30/24	62,400
Baring Asia Private Equity Fund IV, L.P. +, a, e	11/24/09	1
Carlyle Asia Partners IV, L.P. +, a, e	12/31/24	1,583,772
Carlyle Asia Partners V, L.P. +, a, e	12/31/24	1,857,368
Crescent Capital Partners IV, LP +, a, e	09/30/24	210,941
CVC Capital Partners Asia Pacific III, L.P. +, a, e	01/11/13	481,561
CVC Capital Partners Asia Pacific IV, L.P. +, a, e	12/31/24	1,864,866
Hony Capital Fund VIII (Cayman), L.P. +, a, e	12/31/24	1,052,836
KKR Asian Fund III L.P. +, a, e	12/31/24	440,030
KV Asia Capital Fund I L.P. +, a, e	09/30/24	1,499,404

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
Asia - Pacific (continued)
MBK Partners Colonel Fund, L.P. +, a, e	09/20/21	$87,193,490
Primavera Capital Fund III L.P. +, a, e	12/31/24	1,321,650
The Baring Asia Private Equity Fund VII, L.P. +, a, e	03/31/24	5,284,245
TPG Asia VII (B), L.P. +, a, e	12/07/18	16,525,390
TRG Growth Partnership (Offshore) II, L.P. +, a, e	08/02/10	19,899
TRG Growth Partnership (Offshore), L.P. +, a, e	08/02/10	1
TRG Growth Partnership II, L.P. +, a, e	07/08/10	50,616
Warburg Pincus China L.P. +, a	12/31/24	1,766,454
Yunfeng Capital Fund III, L.P. +, a, e	05/18/21	27,689,994
Yunfeng Capital Fund IV, L.P. +, a, e	05/31/21	4,998,706
Total Asia - Pacific (1.03%)		159,018,957

North America (10.12%)
Abingworth Bioventures V, L.P. +, a, e	06/30/12	1
ACP Investment Fund, L.P. +, a	09/30/24	271,984
APH Extended Value Fund H LP (US) +, a, e	12/13/24	—
Apollo Investment Fund VII, L.P. +, a, e	07/01/10	1
Apollo Overseas Partners (Delaware) VII, L.P. +, a, e	10/01/09	1
Ardian Co-Investment Fund IV +, a, e	12/31/24	5,352,179
Ares PE Extended Value Fund, L.P. +, a, e	11/14/19	36,834,317
ASP SEC Exchange Fund II LP +, a, e	09/30/24	10,187,071
August Capital V Special Opportunities, L.P. +, a, e	10/01/24	86,371
Avenue Golden Continuation Fund PV, L.P. +, a, e	04/26/22	128,757,667
Bain Capital Fund VII, L.P. +, a	12/31/24	593,355
Bain Capital Fund X, L.P. +, a, e	06/30/11	5,143,224
Bain Capital Fund XI, L.P. +, a, e	12/31/24	632,861
Bain Capital Fund XII, L.P. +, a, e	12/31/24	1,212,205
Bain Capital Venture Fund 2009, L.P. +, a, e	09/30/24	64,339
Bain Capital Venture Fund 2012, L.P. +, a	09/30/24	1,812,201
Bain Capital VIII Coinvestment Fund, L.P. +, a, e	12/31/15	1
BC X Private Investors, L.P. +, a, e	12/31/24	586,872
BC XI Private Investor, L.P. +, a, e	12/31/24	1,714,769
Berkshire Fund VIII, L.P. +, a, e	09/03/21	13,445,104
Berkshire Fund VIII, L.P. +, a, e	09/30/24	721,422
Berkshire Fund X-A, L.P. +, a, e	09/03/21	21,802,514
Bertram Growth Capital II-A, L.P. +, a, e	09/30/15	11,279
Carlyle Partners V, L.P. +, a, e	12/31/24	488,219
Carlyle Partners VII, L.P. +, a, e	02/15/23	30,447,053
Carlyle Partners VIII, L.P. +, a, e	03/10/23	5,093,071
Carlyle Syniverse Co-Investment, L.P. +, a	12/31/24	136,959
CCMP Capital Investors III, L.P. +, a, e	12/31/24	13,884
Centerbridge Seaport Acquisition Fund, L.P. +, a, e	05/12/22	143,580
Clayton, Dubilier & Rice Fund VIII, L.P. +, a, e	03/29/12	20,069
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/31/24	1,088,925
Cortec Group Fund V, L.P. +, a, e	09/30/24	106
Court Square Capital Partners V +, a, e	12/20/24	—
DST Opportunities Access Offshore L.P. +, a, e	09/30/20	11,519,979
ECP Terra-Gen Growth Fund, L.P. +, a, e	03/23/21	76,826
EETF Sidecar, L.P. +, a, e	04/30/21	5,383,648
EnCap Energy Co-Investment Fund I-C, L.P. +, a, e	04/30/21	783,237
EnCap Energy Transition Fund I, L.P. +, a, e	04/30/21	1,861,613
Energy Capital Partners Credit Solutions II, L.P. +, a, e	02/03/21	2,814,918
Energy Capital Partners III, L.P. +, a, e	02/01/21	6,486,579

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
Fengate Everest Continuation Fund L.P. +, a, e	06/17/24	$24,776,595
FFL Capital Partners IV +, a, e	12/31/24	1,181,618
FFL Parallel Fund CF, L.P. +, a, e	12/31/24	5,706,983
Frazier Healthcare VI, L.P. +, a	06/30/12	83,823
FS Equity Partners V, L.P. +, a, e	08/07/12	6
FullBloom +, a	07/17/19	1
GA Continuity Fund I L.P. (Bermuda) +, a, e	06/30/21	94,293,433
General Atlantic Investment Partners 2021, L.P. +, a, e	07/02/21	8,577,426
General Atlantic Investment Partners 2023, L.P. +, a, e	12/01/22	2,451,113
Genstar Capital Partners IX, L.P. +, a, e	03/31/24	2,669,154
Genstar Capital Partners V, L.P. +, a, e	09/30/15	1,532
Genstar IX Opportunities Fund I +, a, e	03/31/24	1,325,819
Green Equity Investors Side CF, L.P. +, a, e	04/16/21	47,941,126
Gridiron Energy Feeder I, L.P. +, a, e	05/15/17	36,293,831
Gridiron Energy, LLC +, a	10/01/24	15,144,026
Gryphon Partners 3.5, L.P. +, a, e	05/21/13	66,660
Gryphon Partners IV L.P. +, a, e	02/08/16	14,310,727
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a, e	12/30/10	122,734
Icon Partners IV, L.P. +, a, e	05/26/21	34,741,812
Icon Partners V, L.P. +, a, e	12/27/21	96,859,303
Index Ventures Life VI (Jersey), L.P. +, a, e	09/30/24	703,272
Insight Venture Partners Continuation Fund, L.P. +, a, e	09/09/19	58,280,886
Investcorp Technology Partners III (Cayman), L.P. +, a, e	08/19/11	1
J.C. Flowers III-B L.P. +, a, e	12/31/24	39,298
J.C. Flowers IV L.P. +, a, e	12/31/24	935,092
JVP International 2019E, L.P. +, a	12/31/24	1,430,494
JVP Media V, L.P. +, a	12/31/24	882,770
JVP VII Opportunity, L.P. +, a, e	12/31/24	3,890,093
KKR Americas Fund XII (EEA) L.P. +, a, e	12/31/24	2,372,189
KKR Associates Indigo Equity Partners, L.P. +, a	06/09/22	134,282,965
KSL Capital Partners CV I, L.P. +, a, e	05/23/22	62,052,575
Lee Equity Partners II, L.P. +, a, e	06/30/17	5,664,683
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	3,666,758
LEP Captive Co-Invest II, L.P. +, a	07/01/22	18,928,283
Madison Dearborn Capital Partners V, L.P. +, a, e	03/31/11	4
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/15/21	9,697,576
Mainsail Partners III, L.P. +, a, e	09/30/24	347,508
Marlin Equity III, L.P. +, a, e	09/30/24	29,446
MidOcean Partners III, L.P. +, a, e	06/30/11	1
MidOcean Partners V, L.P. +, a, e	12/31/24	1,464,005
Monomoy Capital Partners II, L.P. +, a, e	09/30/15	122,826
New Enterprise Associates 14, L.P. +, a, e	10/01/24	6,246,971
New Enterprise Associates 17, L.P. +, a, e	09/30/20	6,803,449
New Mountain Capital V, L.P. +, a, e	12/31/24	629,348
NGP Natural Resources X, L.P. +, a, e	09/30/24	286,959
Northgate Growth Fund, L.P. +, a	12/20/19	8,211,891
Northlane Capital Partners II LP +, a, e	12/31/24	2,199,257
NVP VIII PG, L.P. +, a, e	05/31/19	84,555,017
Oak Investment Partners XII, L.P. +, a	06/28/12	1,012
Onex Partners V LP +, a, e	12/31/24	2,251,111
Overbay Capital Partners 2024 Fund Aggregator (AIV IV) LP +, a, e	12/31/24	14,549,760
Overbay Capital Partners 2024 Fund Offshore LP +, a, e	12/31/24	10,050,281
Palladium Equity Partners III, L.P. +, a, e	08/02/10	1

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
PlayCore CV, L.P. +, a, e	11/21/24	$18,423,803
Providence Equity Partners IV, L.P. +, a, e	06/30/11	975
Providence Equity Partners V, L.P. +, a, e	06/30/11	144
Providence Equity Partners VI-A, L.P. +, a, e	06/30/11	78,163
Providence Equity Partners VII-A, L.P. +, a, e	06/30/13	715,300
PT2, L.P. +, a, e	12/21/21	12,822,809
Redpoint Omega II, L.P. +, a	09/30/24	2,242,105
Redpoint Ventures IV, L.P. +, a	09/30/24	596,448
Revelstoke EPIC Fund I, L.P. +, a, e	11/20/19	71,792,274
RoundTable Healthcare Partners III, L.P. +, a, e	09/30/24	922,769
Samson Partners, L.P. +, a, e	12/21/20	53,458,470
Sigma Partners 6, L.P. +, a	09/30/24	668,605
Sigma Partners 7, L.P. +, a	09/30/24	184,494
Sigma Partners 8, L.P. +, a	09/30/24	498,375
Silver Lake Partners III, L.P. +, a, e	03/31/13	821,027
Silver Lake Partners V, L.P. +, a, e	09/30/20	10,363,750
Silver Lake Partners VI, L.P. +, a, e	09/30/22	42,774,830
SL SPV-1, L.P. +, a	12/01/17	3,306,448
SL SPV-2, L.P. +, a	06/30/10	7,004,014
Sterling Capital Partners IV, L.P. +, a, e	12/01/24	448,024
Sterling Partners – Small Market Growth 2009, L.P. +, a, e	12/01/24	320,599
STG IV, L.P. +, a, e	09/30/24	233,704
Summit Partners Growth Equity Fund IX-B, L.P. +, a, e	12/31/24	1,413,074
Summit Partners Growth Equity Fund VIII-B, L.P. +, a, e	12/31/24	222,086
Summit Partners Venture Capital Fund III-B, L.P. +, a, e	12/31/24	293,486
Sun Capital Partners V, L.P. +, a, e	09/30/13	1,182,825
SV Life Sciences Fund IV CF, L.P. +, a, e	12/31/24	3,888,396
SV Life Sciences Fund IV, L.P. +, a, e	12/31/24	73,867
TA Atlantic & Pacific VI, L.P. +, a, e	09/30/15	48,181
TA Atlantic and Pacific VII-A L.P. +, a, e	09/30/24	3,244,580
TA Subordinated Debt Fund III, L.P. +, a, e	09/30/24	12,274
TA XI, L.P. +, a, e	09/30/15	739,566
TCV VII (A), L.P. +, a, e	09/30/13	157,622
TorQuest Partners Fund (U.S.) II, L.P. +, a, e	09/30/15	198,630
TPG Healthcare Partners, L.P. +, a, e	04/01/24	3,304,670
TPG Partners V, L.P. +, a, e	07/11/11	1
TPG Partners VI, L.P. +, a, e	12/31/12	274,214
TPG Partners VIII, L.P. +, a, e	04/01/24	8,805,727
Trident VIII, L.P. +, a, e	09/30/22	32,444,343
Trinity Ventures 2024, L.P. +, a, e	12/20/24	53,227,755
Trivest Fund V, L.P. +, a, e	10/01/24	1,296,781
TSCP CV II, L.P. +, a, e	09/09/24	45,613
TSCP CV II, L.P. +, a	09/09/24	3,980,772
Vistria Fund III, L.P. +, a, e	07/29/19	16,284,212
Vistria Fund IV, L.P. +, a, e	10/01/22	42,867,591
Vistria Fund V, L.P. +, a, e	03/31/23	2,752,795
Warburg Pincus Global Growth, L.P. +, a, e	12/31/24	4,628,843
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	193,476
Welsh, Carson, Anderson & Stowe XI, L.P. +, a	09/30/24	5,115
Welsh, Carson, Anderson & Stowe XII, L.P. +, a, e	12/31/18	27,023,188
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	4,927,292
Total North America (10.12%)		1,563,926,013

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
Rest of World (0.07%)
Advent Latin American Private Equity Fund V, L.P. +, a, e	10/01/24	$891,063
Carlyle Global Financial Services Partners III, L.P. +, a, e	12/31/24	2,882,002
NG Capital Partners I, L.P. +, a, e	12/31/24	470,557
Pitango Venture Capital Fund VI L.P. +, a, e	09/30/24	6,542,978
Victoria South American Partners II, L.P. +, a, e	09/30/24	524,640
Total Rest of World (0.07%)		11,311,240

Western Europe (3.32%)
3i Eurofund Vb, L.P. +, a	09/30/09	10,054
3i Growth Capital B, L.P. +, a, e	10/01/14	36,785
Abingworth Bioventures III, L.P. +, a, e	09/30/15	3,668
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a, e	06/30/12	1,524
Abingworth Bioventures VI LP +, a, e	10/01/24	363,927
Advent International GPE IX-A +, a, e	12/31/24	2,344,381
Advent International GPE VI, L.P. +, a, e	10/01/24	125,204
Advent International GPE VI, L.P. +, a	09/30/10	308,108
Advent International GPE VII-E, L.P. +, a, e	10/01/24	473,285
Alchemy Special Opportunities Fund II L.P. +, a, e	09/30/24	407,341
Aparca8 Capital Estacionamientos, S.C.R., S.A. +, a, e	12/15/23	15,797,405
Apax Europe VI - A, L.P. +, a, e	07/01/11	33,515
APAX Europe VII - B, L.P. +, a, e	10/01/24	21,767
Apax Europe VII - B, L.P. +, a, e	04/30/11	9,046
Astorg IQ-EQ Fund SCSp +, a, e	01/13/22	25,142,878
Astorg V FCPR +, a	09/30/15	8,768
Astorg V FCPR +, a, e	09/30/24	8,478
August Capital V, L.P. +, a, e	10/01/24	1,023,887
Bain Capital Europe Fund V, SCSp +, a, e	12/31/24	1,483,384
BC European Capital IX, L.P. +, a, e	09/30/14	2,465,786
BC European Capital X LP +, a, e	12/31/24	2,176,502
Carlyle Europe Partners II, L.P. +, a, e	12/28/12	65,502
Carlyle Europe Partners III, L.P. +, a, e	12/28/12	518,514
Carlyle Europe Partners IV, L.P. +, a, e	12/31/24	6,293,803
Carlyle Europe Partners V, L.P. +, a, e	12/31/24	1,735,653
CCP IX L.P. No.2 +, a	09/30/14	23,777
CD&R Value Building Partners I, L.P. +, a	12/17/21	59,488,103
Charterhouse Capital Partners IX +, a, e	09/30/24	20,500
Charterhouse Capital Partners X L.P. +, a, e	12/31/24	5,962,036
CVC Capital Partners Pachelbel (A) SCSp +, a, e	07/08/24	1,780,060
CVC Capital Partners VII L.P. +, a, e	03/31/24	13,617,202
CVC Capital Partners VIII, L.P. +, a, e	03/31/24	11,875,991
CVC European Equity Partners III L.P. +, a, e	12/31/24	398,977
CVC European Equity Partners V, L.P. +, a, e	12/28/12	65,675
Daiwa ICP European Infrastructure 1, L.P. +, a, e	12/22/22	63,558,200
DBAG Fund VI (Guernsey) L.P. +, a, e	09/30/24	352,105
EPIC I-b Fund SLP +, a, e	11/30/20	27,406,120
ESP Golden Bear Europe Fund +, a, e	12/31/16	375,251
Eurazeo Capital IV B SCSp +, a, e	12/31/24	8,191,011
F2i III +, a, e	07/01/24	7,391,608
Fourth Cinven Fund, L.P. +, a, e	04/16/10	564
France Special Situations Fund I FPCI +, a, e	10/01/24	175,621
G Square Capital I +, a	12/01/24	1,160
Galileo III FCPR +, a, e	09/30/15	28,259
Graphite Capital Partners VII, L.P. +, a, e	09/30/15	226,668

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (continued)
HitecVision Asset Solutions, L.P. +, a, e	09/30/24	$3,518
HitecVision SpringPoint L.P. +, a, e	09/30/24	1
HitecVision V, L.P. +, a, e	09/30/24	6,801
HitecVision VI, L.P. +, a, e	09/30/24	1,408,649
Index Ventures Growth II (Jersey), L.P. +, a	09/30/24	1,228,884
Index Ventures VI (Jersey), L.P. +, a, e	09/30/24	9,686,386
Industrial Opportunity Partners II, L.P. +, a, e	09/30/24	163,866
Investindustrial V L.P. +, a, e	09/30/24	1,337,343
Italian Private Equity Fund IV, L.P. +, a, e	01/29/16	3,682
KKR European Fund III, L.P. +, a, e	11/01/10	60,303
KKR European Fund III, L.P. (USD) +, a, e	12/31/24	308,177
KKR European Fund IV (EEA) L.P. +, a, e	12/31/24	14,692,762
KKR European Fund V (EUR) SCSp +, a, e	12/31/24	3,984,460
L Capital 3 FPCI +, a, e	12/02/24	411,311
Latour Capital I +, a	12/31/24	132,956
Living Bridge 5 L.P. +, a, e	10/01/24	581,233
Montagu III, L.P. +, a, e	12/09/09	1
Montagu V L.P. +, a, e	12/31/24	2,695,299
Montagu+ SCSp +, a, e	12/06/21	67,512,740
PAI Europe VI, L.P. +, a, e	12/31/24	2,255,180
PAI Europe VII-1 +, a, e	12/31/24	485,409
Permira Europe II, L.P. +, a	11/29/13	4,279
Permira Europe III, L.P. +, a	09/30/13	4,857
Permira VII L.P. +, a, e	09/29/22	38,960,984
Phoenix Equity Partners 2010 LP +, a	09/30/24	4,446
Piper Private Equity Fund V L.P. +, a, e	10/01/24	202,729
Prime Ventures IV C.V. +, a, e	09/30/24	1,553,627
PSC III G, LP +, a, e	12/31/24	5,369,634
Rivean Special Opportunity Fund I Coöperatief U.A. +, a, e	11/29/22	37,310,453
Riverside Europe Fund IV, L.P. +, a, e	09/30/14	51,404
Sixth Cinven Fund (No.2) Limited Partnership +, a, e	03/31/24	3,021,347
STG Alternative Investments S.C.A. SICAV-RAIF +, a, e	09/17/21	31,615,519
TDR Capital III 'B' L.P. +, a, e	10/01/24	2,536,093
The Seventh Cinven Fund, L.P. +, a, e	03/31/24	10,192,850
Trilantic Capital Partners V (Europe) S.C.A., SICAR +, a, e	11/20/20	5,882,300
Trilantic Europe VI SCSp +, a, e	12/10/20	4,234,375
Turkish Private Equity Fund III L.P. +, a, e	09/30/24	3,614,636
Total Western Europe (3.32%)		513,316,547
Total Secondary Investments (14.54%)		$2,247,572,757

Primary Investments *, c (14.03%)
Asia - Pacific (0.87%)
Bain Capital Asia V, L.P. +, a, e	09/01/23	383,774
Baring Asia Private Equity Fund V, L.P. +, a, e	12/01/10	266,177
BGH Capital Fund I +, a, e	03/01/18	17,817,116
BGH Capital VCLP II +, a, e	02/01/22	538,834
CPEChina Fund III, L.P. +, a, e	03/28/18	29,699,033
CVC Capital Partners Asia VI L.P. +, a, e	12/23/22	899,367
Hony Capital Fund VIII, L.P. +, a, e	10/30/15	8,848,880
Hony Capital Partners V, L.P. +, a, e	12/15/11	2,639,728
J-STAR No.4-C, L.P. +, a, e	08/02/19	14,108,087
J-STAR No.5-B, L.P. +, a, e	02/28/22	2,197,078
Kedaara Capital Growth Fund IV +, a, e	04/03/24	230,686

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
Asia - Pacific (continued)
Kedaara Capital III Limited +, a, e	06/17/21	$7,255,563
KKR Asian Fund IV SCSp +, a, e	05/29/20	4,602,681
Primavera Capital Fund III L.P. +, a, e	05/09/18	11,108,173
Primavera Capital Fund IV, L.P. +, a, e	05/20/21	5,307,963
Southern Capital Fund IV L.P. +, a, e	01/26/18	4,309,649
The Baring Asia Private Equity Fund VII, L.P. +, a, e	07/10/18	8,882,529
TPG ASIA VIII (B), L.P. +, a, e	07/01/22	6,999,008
Trustbridge Partners VI, L.P. +, a, e	04/12/18	8,728,547
Total Asia - Pacific (0.87%)		134,822,873

North America (8.46%)
Advent Global Technology, L.P. +, a, e	06/25/19	2,812,247
AEA Investors Fund VII L.P. +, a, e	02/08/19	3,649,449
American Industrial Partners Capital Fund VII, L.P. +, a, e	03/29/19	27,515,375
American Industrial Partners Capital Fund VIII, L.P. +, a, e	07/10/23	469,260
Apollo Investment Fund IX, L.P +, a, e	06/01/17	33,097,407
Apollo Investment Fund VIII, L.P. +, a, e	06/28/13	2,699,275
Ares Corporate Opportunities Fund IV, L.P. +, a, e	04/19/12	1,621,986
Ares Corporate Opportunities Fund V, L.P. +, a, e	12/28/15	9,612,475
Ares Corporate Opportunities Fund VI, L.P. +, a, e	06/02/20	2,728,919
Avista Capital Partners II, L.P. +, a, e	01/01/14	1
Bain Capital Fund XII, L.P. +, a, e	06/30/17	17,829,553
Bain Capital Fund XIII, L.P. +, a, e	08/07/20	17,946,299
Baring Asia Private Equity Fund IX, L.P. +, a, e	12/23/24	—
Barings Transportation Fund, L.P. +, a, e	09/23/21	13,500,006
Berkshire Fund IX, L.P. +, a, e	03/18/16	13,859,094
Berkshire Fund XI-TE, L.P. +, a, e	12/18/23	—
Caltius Partners V-A, L.P. +, a, e	12/02/14	5,788,744
Carlyle Partners VII, L.P. +, a, e	11/29/17	55,297,501
Carlyle Partners VIII, L.P. +, a, e	09/10/21	6,025,656
Centerbridge Seaport Acquisition Fund, L.P. +, a	04/27/22	1,043,072
Clayton, Dubilier & Rice Fund IX, L.P. +, a, e	07/31/13	5,919,392
Clayton, Dubilier & Rice Fund X, L.P. +, a, e	12/13/16	19,310,677
Clayton, Dubilier & Rice Fund XI, L.P. +, a, e	05/15/20	18,901,064
Clayton, Dubilier & Rice Fund XII, L.P. +, a, e	09/02/22	7,904,942
Clearlake Capital Partners V, L.P. +, a, e	12/15/17	29,919,667
Clearlake Capital Partners VI, L.P. +, a, e	12/10/19	21,880,259
Clearlake Capital Partners VII, L.P. +, a, e	09/23/21	11,541,246
Clearlake Capital Partners VIII, L.P. +, a, e	04/05/24	1,134,834
Crescent Mezzanine Partners VI, L.P. +, a, e	03/30/12	281,922
Cressey & Company Fund VII-A L.P. +, a, e	06/30/22	1,132,443
ECP V, LP +, a, e	08/19/22	3,774,424
Frazier Healthcare Growth Buyout Fund X, L.P. +, a, e	03/10/21	11,826,592
Frazier Healthcare Growth Buyout Fund XI, L.P. +, a, e	09/20/24	—
Genstar AMBA CV, L.P. +, a	04/01/23	586,719
Genstar Capital Partners IX, L.P. +, a, e	02/21/19	23,623,869
Genstar Capital Partners VI, L.P. +, a, e	09/01/12	289,911
Genstar Capital Partners VII, L.P. +, a, e	06/26/15	6,088,861
Genstar Capital Partners VIII, L.P. +, a, e	03/23/17	33,228,285
Genstar Capital Partners X, L.P. +, a, e	04/01/21	11,218,921
Genstar Capital Partners XI, L.P. +, a, e	04/26/23	556,406
Genstar X Opportunities Fund, L.P. +, a, e	08/13/21	2,701,471
Genstar XI Opportunities Fund, L.P. +, a, e	04/26/23	617,253

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
GHO Capital IV +, a, e	12/27/24	$—
GI Data Infrastructure Fund II LP +, a, e	01/27/23	1,711,706
GoldPoint Mezzanine Partners IV, L.P. +, a, e	12/30/15	5,621,819
Green Equity Investors IX, L.P. +, a, e	03/01/22	7,069,149
Green Equity Investors Side VIII, L.P. +, a, e	10/18/19	37,107,649
Gryphon Heritage Partners, L.P. +, a, e	12/17/20	4,867,145
Gryphon Partners V, L.P. +, a, e	02/23/18	8,698,780
Gryphon Partners VI, L.P. +, a, e	12/17/20	9,460,614
Harvest Partners IX, L.P. +, a, e	09/24/21	6,008,579
Harvest Partners VII, L.P. +, a, e	12/14/15	9,899,063
Harvest Partners VIII, L.P. +, a, e	12/19/18	19,758,852
Hellman & Friedman Capital Partners VII, L.P. +, a, e	06/30/14	181,902
Hellman & Friedman Capital Partners X, L.P. +, a, e	05/10/21	13,536,804
Hellman & Friedman Capital Partners XI, LP +, a, e	03/31/23	—
HGGC Fund IV, L.P. +, a, e	04/08/22	2,136,912
Icon Partners IV, L.P. +, a, e	09/01/21	5,924,702
Icon Partners V, L.P. +, a, e	12/27/21	9,520,860
Insight Partners XII (Co-Investors), L.P. +, a, e	05/14/21	2,141,464
Insight Partners XIII, L.P. +, a, e	12/23/22	294,900
Insight Venture Partners X, L.P. +, a, e	07/06/18	14,013,484
Insight Venture Partners XI, L.P. +, a, e	12/17/19	7,553,092
Insight Ventures Partners XII, L.P. +, a, e	05/14/21	6,116,314
Jade Equity Investors II, L.P. +, a, e	03/01/22	621,839
K6 Private Investors, L.P. +, a, e	06/28/24	—
Khosla Ventures VIII, L.P. +, a, e	01/06/23	804,733
KKR Americas Fund XII L.P. +, a, e	01/31/18	29,921,703
KKR Associates Indigo Equity Partners, L.P. +, a	10/01/22	1,935,922
KKR North America Fund XI, L.P. +, a, e	02/01/12	3,748,886
KKR North America Fund XIII, SCSP +, a, e	04/06/21	7,952,972
KKR North America Fund XIV +, a, e	12/19/24	—
Kleiner Perkins Caufield & Byers XIX LLC +, a, e	03/05/20	11,307,859
Kleiner Perkins Select Fund III, LLC +, a, e	06/28/24	455,000
Kleiner Perkins XXI, LLC +, a, e	06/28/24	—
Kohlberg TE Investors IX, L.P. +, a, e	12/20/19	27,187,849
Kohlberg TE Investors VIII, L.P. +, a, e	08/04/16	24,277,147
Kohlberg TE Investors X, L.P. +, a, e	10/06/23	215,843
Lee Equity Partners IV, L.P. +, a, e	06/28/24	2,513,743
Leeds Equity Partners VI, L.P. +, a, e	11/25/16	17,274,881
Lerer Hippeau Select Fund III, L.P. +, a, e	12/20/19	6,226,023
Lerer Hippeau VII, L.P. +, a, e	12/20/19	3,502,428
Lux Total Opportunities, L.P. +, a, e	05/28/21	2,945,136
Lux Ventures VII, L.P. +, a, e	05/28/21	1,102,770
Lux Ventures VIII, L.P. +, a, e	04/03/23	1,674,986
Madison Dearborn Capital Partners VIII, L.P. +, a, e	03/20/20	9,192,015
Mayfield Select III, L.P. +, a, e	05/01/23	—
Mayfield XVII, L.P. +, a, e	05/01/23	133,533
Nautic Partners IX-A, L.P. +, a, e	03/12/19	7,999,576
Nautic Partners VII-A, L.P. +, a, e	06/27/14	2,306,657
Nautic Partners X-A, L.P. +, a, e	07/19/21	9,357,245
Nautic Partners XI-A, L.P. +, a, e	06/21/24	—
NEA 18 Venture Growth Equity, L.P. +, a, e	12/22/21	2,312,191
New Enterprise Associates 14, L.P. +, a, e	05/04/12	7,519,482
New Enterprise Associates 17, L.P. +, a, e	06/06/19	9,215,197

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
New Enterprise Associates 18, L.P. +, a, e	12/22/21	$1,893,326
New Mountain Capital V, L.P. +, a, e	06/29/17	22,635,246
New Mountain Partners VI, L.P. +, a, e	10/16/20	25,832,406
New Mountain Partners VII, L.P. +, a, e	04/06/23	792,135
NexPhase Capital Fund III-A, L.P. +, a, e	09/01/16	15,691,672
NexPhase Capital Fund V, L.P. +, a, e	08/04/23	84,223
Nordic Capital Evolution II +, a, e	12/14/24	—
Oak Hill Capital Partners IV, L.P. +, a, e	04/28/17	5,202,955
Oak Hill Capital Partners V, L.P. +, a, e	12/21/18	36,182,528
Oak Hill Capital Partners VI, L.P. +, a, e	02/25/22	3,260,438
Oakley Capital Private Equity Fund VI +, a, e	12/17/24	—
Pamlico Capital V, L.P. +, a, e	02/03/20	4,319,962
Pamlico Capital VI, L.P. +, a, e	12/17/24	—
PennantPark Credit Opportunities Fund II, L.P. +, a, e	08/03/12	1,070,822
Revelstoke Capital Partners Fund III, L.P +, a, e	02/23/22	5,130,956
Silver Lake Partners IV, L.P. +, a, e	07/30/12	15,080,015
Silver Lake Partners V, L.P. +, a, e	03/31/17	44,874,616
Silver Lake Partners VI, L.P. +, a, e	06/04/20	7,334,384
Silver Lake Partners VII, L.P. +, a, e	05/26/22	3,545,390
Spark Capital Growth Fund IV, L.P. +, a, e	10/14/21	5,985,147
Spark Capital Growth Fund V, L.P. +, a, e	02/29/24	300,000
Spark Capital VII, L.P. +, a, e	10/14/21	2,265,423
Spark Capital VIII, L.P. +, a, e	02/29/24	119,202
Sumeru Equity Partners Fund, L.P. +, a, e	04/27/15	3,693,603
Summit Partners Growth Equity Fund XI, L.P. +, a, e	10/01/21	1,955,941
Summit Partners Growth Equity Fund XII, L.P. +, a, e	10/01/24	—
TA Select Opportunities Fund II-B, L.P. +, a, e	05/27/21	2,640,802
TA XIII-B, L.P. +, a, e	05/02/19	18,780,446
TA XIV-B, L.P. +, a, e	05/27/21	10,912,118
TCV X, L.P. +, a, e	08/31/18	14,498,609
TCV XI (A), L.P. +, a, e	10/02/20	8,227,048
The Veritas Capital Fund IX, L.P. +, a, e	07/01/24	35,541
Thompson Street Capital Partners IV, L.P. +, a, e	12/10/15	6,235,978
Thompson Street Capital Partners V, L.P. +, a, e	05/04/18	8,898,942
Thompson Street Capital Partners VI, L.P. +, a, e	06/11/21	12,130,452
Tiara CG Private Equity Fund 2024, L.P. +, a, e	11/29/24	—
TPG Partners IX, L.P. +, a, e	12/23/22	1,117,512
TPG Partners VII, L.P. +, a, e	03/01/16	5,163,974
TPG Partners VIII, L.P. +, a, e	01/31/19	12,270,483
Trident IX, L.P. +, a, e	11/19/21	13,957,541
Trident VII, L.P. +, a, e	09/22/16	35,587,273
Trident VIII, L.P. +, a, e	04/05/19	26,209,720
Trident X, L.P. +, a, e	05/23/24	—
Vista Equity Partners Fund VII, L.P. +, a, e	08/31/18	20,776,125
Vista Equity Partners Fund VIII, L.P. +, a, e	04/28/22	11,345,591
Vistria Fund II, L.P. +, a, e	12/19/17	12,378,688
Vistria Fund III, L.P. +, a, e	06/19/19	16,284,212
Vistria Fund IV, L.P. +, a, e	03/31/21	15,391,102
Vistria Fund V, L.P. +, a, e	10/31/23	416,964
Warburg Pincus Global Growth 14, L.P. +, a, e	01/31/22	6,017,391
Warburg Pincus Global Growth, L.P. +, a, e	11/20/18	11,648,276
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	6,915,019
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a, e	12/20/18	17,738,253

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
Welsh, Carson, Anderson & Stowe XIV, L.P. +, a, e	01/19/22	$1,612,546
West Street Offshore Infrastructure Partners IV +, a, e	11/02/22	8,615,212
Windjammer Senior Equity Fund IV, L.P. +, a, e	02/06/13	4,061,197
Total North America (8.46%)		1,308,382,288

Rest of World (0.62%)
Advent Latin American Private Equity Fund VI-H L.P. +, a, e	10/17/14	7,709,612
Altra Private Equity Fund II, L.P. +, a	12/07/12	358,388
Patria - Brazilian Private Equity Fund IV, L.P. +, a, e	06/30/11	4,172,883
Polish Enterprise Fund VIII, L.P. +, a, e	09/15/17	82,892,051
Total Rest of World (0.62%)		95,132,934

Western Europe (4.08%)
Adagia Capital Europe S.L.P. +, a, e	06/01/21	5,900,301
Advent International GPE IX-C, L.P. +, a, e	05/31/19	28,156,912
Advent International GPE VII-B, L.P. +, a, e	07/01/12	1,264,611
Advent International GPE VIII-C, L.P +, a, e	03/22/16	8,721,929
Advent International GPE X (USD) +, a, e	05/31/22	11,432,364
Apax X USD L.P. +, a, e	07/16/19	22,060,096
APAX XI USD L.P. +, a, e	06/30/22	5,942,246
Astorg Mid-Cap +, a, e	02/22/21	4,045,616
Astorg VI, FCPI +, a, e	06/30/16	3,302,058
Astorg VIII S.à.r.l. +, a, e	12/17/21	7,181,267
Axcel VI K/S +, a, e	02/21/20	25,002,892
Axcel VII K/S +, a, e	05/17/23	315,971
Bain Capital Europe Fund IV, L.P. +, a, e	09/01/14	2,880,797
Bain Capital Europe Fund VI, SCSp +, a, e	06/30/22	1,422,862
BC Partners XI, L.P. +, a, e	12/18/20	23,409,091
Bregal Unternehmerkapital IV-A SCSP +, a, e	05/23/24	1
CapVest Equity Partners III B, L.P. +, a, e	08/30/13	360,628
Capvis Equity V L.P. +, a, e	01/17/18	19,459,745
Carlyle Europe Partners IV, L.P. +, a, e	08/27/13	513,271
Carlyle Europe Partners V, L.P. +, a, e	04/23/18	7,454,526
CD&R Value Building Partners I, L.P. +, a	12/17/21	7,399,468
Charterhouse Capital Partners XI +, a, e	11/26/21	4,527,300
CVC Capital Partners IX L.P. +, a, e	05/12/23	145,296
CVC Capital Partners VI (A) L.P. +, a, e	07/05/13	5,644,220
CVC Capital Partners VIII, L.P. +, a, e	06/19/20	2,159,231
DPE Deutschland IV +, a, e	08/24/20	4,175,235
EPIC Fund III, SLP +, a, e	06/25/24	2
EQT IX, L.P. (USD) +, a, e	05/15/20	22,147,619
EQT Mid-Market (No.1) Feeder L.P. +, a, e	07/01/16	9,857,593
EQT X, L.P. (USD) +, a, e	04/28/22	4,440,297
Exponent Private Equity Partners V, L.P. +, a, e	09/14/23	1,190,578
Gilde Buy-Out Fund VI C.V. +, a, e	06/28/19	28,625,391
Graphite Capital Partners IX L.P. +, a, e	04/11/18	13,460,775
Hg Genesis 10 L.P. +, a, e	04/14/22	3,333,739
Hg Mercury 4 L.P. +, a, e	01/12/23	1,091,075
Hg Saturn 3 L.P. +, a, e	02/25/22	14,732,145
Hg Saturn I L.P. +, a, e	06/28/18	15,561,113
HgCapital 8 L.P. +, a, e	12/19/16	19,538,967
HgCapital Mercury 2 +, a, e	02/15/17	14,338,796
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	29,787,639

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (continued)
KKR European Fund V (EUR) SCSp +, a, e	11/05/18	$27,132,926
KKR European Fund VI (USD) +, a, e	11/01/21	7,612,626
Livingbridge 7 L.P. +, a, e	09/04/20	12,966,571
MCH Iberian Capital Fund V FCR +, a, e	12/10/21	16,992,849
Nordic Capital Evo GP, SCSp +, a, e	06/30/21	6,689,705
Nordic Capital IX, L.P. +, a, e	07/18/17	36,586,007
Nordic Capital X, L.P. +, a, e	09/30/20	25,798,012
Nordic Capital XI, L.P. +, a, e	05/01/22	12,058,584
Oakley Capital Fund V, SCSp +, a, e	04/28/22	6,112,249
PAI Europe VI-1, L.P. +, a, e	03/12/15	3,419,846
PAI Partners VIII-1 SCSp +, a, e	12/17/21	9,735,676
Permira VII L.P. +, a, e	06/21/19	28,331,998
Permira VIII SCSp +, a, e	02/10/22	10,847,727
ProA Capital Iberian Buyout Fund IV, F.C.R. +, a, e	05/31/23	1,800,044
Rivean Capital Fund VII Cooperatief U.A. +, a, e	05/24/23	4,439,486
Sixth Cinven Fund (No.3) L.P. +, a, e	05/01/16	4,234,194
The Eighth Cinven Fund, L.P. +, a, e	07/05/22	801,184
The Paragon Partners Fund IV GmbH & Co. KG +, a, e	04/29/22	47,513
The Seventh Cinven Fund, L.P. +, a, e	04/16/19	32,102,717
Vitruvian Investment Partnership V +, a, e	10/07/22	1,188,358
Total Western Europe (4.08%)		629,881,935
Total Primary Investments (14.03%)		$2,168,220,030

Total Private Equity Investments (Cost $10,602,154,064)(93.34%)		$14,428,490,677

Total Investments (Cost $11,573,005,381)(99.86%)		15,437,260,292

Other Assets in Excess of Liabilities (0.14%)		21,315,721

Net Assets (100.00%)		$15,458,576,013

*	Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**	The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment or the Fair Value of the Fund’s interest in such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see below for further details regarding the valuation policy of the Fund.

***	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended (the "Securities Act"). These securities may be sold in certain transactions in reliance on an exemption from registration (normally to "qualified institutional buyers" in accordance with Rule 144(a)(1) under the Securities Act). At December 31, 2024, the aggregate value of these securities is $ 192,171,072 or 1.24% of the Fund's net assets.

#	As of December 31, 2024, 1 month EURIBOR was 2.85%.

##	As of December 31, 2024, 3 month EURIBOR was 2.71%.

###	As of December 31, 2024, 6 month EURIBOR was 2.57%.

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

####	As of December 31, 2024, 12 month EURIBOR was 2.46%.

+	The fair value of the investment was determined using significant unobservable inputs.

†	As of December 31, 2024, 1 month Bank Bill Swap Rate was 4.32%.

††	As of December 31, 2024, 3 month Bank Bill Swap Rate was 4.42%.

>	As of December 31, 2024, 1 month Sterling Overnight Interbank Average Rate was 4.70%.

>>	As of December 31, 2024, 3 month Sterling Overnight Interbank Average Rate was 4.81%.

>>>	As of December 31, 2024, 6 month Sterling Overnight Interbank Average Rate was 4.92%.

¤ ¤	As of December 31, 2024, 3 month Stockholm Interbank Offered Rate was 2.54%.

v	As of December 31, 2024, 1 month Secured Overnight Financing Rate was 4.33%.

vv	As of December 31, 2024, 3 month Secured Overnight Financing Rate was 4.31%.

vvv	As of December 31, 2024, 6 month Secured Overnight Financing Rate was 4.25%.

vvvv	As of December 31, 2024, 12 month Secured Overnight Financing Rate was 4.18%.

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2024 was $14,428,490,677, or 93.34% of net assets. As of December 31, 2024, the aggregate cost of each investment restricted to resale was $11,186,881, $10,621,500, $1,021, $1, $27,816,585, $1, $1, $1, $0, $8,092,053, $5,433,284, $62,095,071, $1,475,400, $1,213,408, $23,054,747, $1,992,104, $11,912,656, $1,705,085, $3,371,095, $18,518,292, $7,428, $126,985,067, $24,784,703, $30,810,000, $27,959,148, $9,524,381, $44,578,381, $869,932, $150,000, $4,168,272, $4,205,000, $17,127,003, $56,634, $5,611,689, $117,093,144, $54,209,788, $94,154, $8,436,000, $33,244,066, $2,154,218, $1,348,750, $3,602,070, $27,230, $120,019,757, $41,227,777, $0, $100,008,345, $8,508,337, $85, $7,120,999, $94,052,361, $1, $72,751,828, $40,808,243, $94,861,790, $103,097,510, $56,985,983, $20,475,870, $9,367,969, $10,422,000, $47,761,620, $1,816,000, $15,617,280, $62,643,771, $122,197,759, $151,702,453, $250,000, $1, $56,024,281, $716,331, $9,683,864, $187,500,000, $61,566,000, $252,000, $70,593,765, $4,907,333, $24,471,996, $11,341,677, $0, $317,827, $172,633, $37,921,966, $22,737,472, $60,534,545, $15,306,665, $0, $45,225,381, $40,504,218, $32,126,730, $46,134,850, $1,120,924, $13,722,831, $6,996,130, $2,361,000, $3, $1, $1,201,846, $0, $39,540,146, $7,491,892, $25,583,085, $2,834,861, $55,011,041, $14,874,473, $90,509,738, $178,485,000, $32,352,035, $301,146, $54,353,000, $22,552,209, $5,017,926, $71,817,900, $4,632,829, $3,620,372, $22,347,898, $45,774,388, $18,795,303, $68,399,200, $10,934,833, $3,088,000, $1,441,200, $7,070,769, $70,059,268, $6,624,409, $775,038, $144,157, $6,014,064, $6,979,844, $9,728,692, $12,042,659, $3,796,283, $264,490, $21,849,512, $402,797, $13,873,440, $700,484, $22,216,875, $149,423,941, $83,995,867, $78,514,453, $27,818,080, $14,672,982, $465,142, $60,730,492, $47,337,703, $711,598, $32,709,803, $57,670,611, $6,710,154, $745,309, $4,660,720, $1,045,423, $1, $37,402,098, $14,523,738, $43,441,405, $52,429,641, $16,395,896, $9,638,770, $11,664,382, $42,840,839, $92,759,254, $21,615,986, $48,949,162, $17,052,864, $17,052,864, $3,377,868, $18,476,616, $10,370,882, $7,793, $1,667,819, $14,746,472, $40,092,414, $9,770,324, $64,619,159, $15,139,432, $78,803,152, $13,620, $0, $41,647,590, $5,073,504, $51,489,677, $95,734,502, $93,661,837, $0, $4,759,308, $48,680,396, $1,453,837, $115,820,054, $128,682, $1,135,700, $102,497,783, $119,065, $5,814,436, $9,896,019, $1,101,070, $328,227, $580,738, $6,069,028, $395,770, $48,005,615, $1,063,586, $1,941,291, $36,879,819, $748,547, $5,337,259, $88,079,152, $73,161,629, $1,773, $112,190,937, $88,912, $6,275,980, $26,882,311, $333,654, $850,000, $24, $40,573, $694,245, $231,415, $77,113, $25,704, $282,466, $1,595,951, $33,400,016, $51,009,931, $312,165, $36,261,531, $2,858,842, $42,469,064, $12,156,155, $302,803, $26,591, $3,389,622, $8,834,459, $56,519,570, $34,731,898, $3,381,170, $936,729, $42,986,878, $26,331,605, $12,374,422, $97,483,897, $6,616,483, $3,155,502, $11,425,822, $5,454,252, $7,941,949, $966,531, $3,512,641, $2,299,785, $12,618,302, $395,158, $4,611,242, $9,282,560, $4,615,932, $1,234,233, $1,635,480, $6,741,991, $6,030,927, $986,312, $5,590,246, $8,010,118, $4,989,583, $1,274,421, $4,146, $4,955,828, $8,161,422, $109,564, $3,002,207, $3,283,881, $7,891,831, $6, $4,800, $0, $10,512,624, $751,001, $4,309,432, $1,952,340, $11,120,486, $1,959,443, $2,230,492, $7,260,833, $1, $5,428,759, $6,061,699, $18,690,925, $6,938,605, $6,733,823, $2,149,092, $2,996,446, $60,707, $7,717,447, $10,037,942, $215,710, $1,720,027, $4,163,413, $3,426,010, $3,770,789, $2,978,070, $1, $1,980,704, $3,975,335, $1,408,918, $7,425, $7,951,430, $4,586, $7,634,264, $5,295,589, $0, $2,145,382, $3,634,365, $1,596,349, $2,965,603, $1,687,833, $1,163,516, $2,884,858, $8,680,009, $4,702,484, $7,296,453, $1,993,306, $947,862, $883,942, $2,878,973, $9,767,820, $5,080,234, $3,843,979, $1,551,183, $9,221,361, $430,701, $3,551,646, $20,702,528, $4,273,615, $180,838, $4,941,023, $1,638,499, $1,853,626, $4,016,232, $2,040,807, $1,547,668, $6,842,176, $13,793,216, $3,960,274, $19,315,661, $6,211,843, $2,028,691, $871,449, $3,296,649, $5,806,132, $4,853,149, $0, $2,698,432, $2,983,978, $2,021,134, $3,890,250, $1,787,417, $8,374,852, $0, $8,458,561, $11,640,193, $3,600,000, $4,040,909, $367,440, $2,060,008, $1,373,223, $1,079,921, $2,478,442, $200,000, $1,226,121, $3,217,801, $8,306, $1,091,025, $2,482,338, $5,534,454, $269,023, $2,200,000, $3,716,767, $8,216,966, $1,466,324, $3,186,931, $1,162,900, $9,682,368, $3,457, $19,993, $2,766,446, $6,581,762, $4,746,031, $10,627,945, $3,138,246, $4,964,121, $1,652,930, $2,969,252, $1,935,651, $1,928,214,

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

$2,988,430, $2,720,616, $486,921, $1,901,211, $1,064,971, $2,872,142, $1,424,359, $1,323,834, $5,248,524, $7,500,073, $1,293,756, $1,512,273, $13,327,944, $6,409,232, $1,666,123, $3,938,324, $2,211,987, $5,975,556, $10,733,069, $318, $3,057,014, $1,787,830, $2,571,005, $1,972,046, $0, $118,201, $921,827, $204,496, $6,274,186, $2,789,076, $7,717,413, $5,707,301, $27,142,011, $567,838, $2,139,466, $225,055, $13,720,319, $5,751,339, $5,602,152, $1,530,832, $8,753,434, $375, $6,690,673, $1,297,063, $2,471,290, $2,640,126, $2,354,304, $1,835,390, $149,333, $3,848,357, $44, $783,134, $1,741,452, $0, $1,456,261, $1,265,203, $4,512,308, $8,111,195, $548,137, $1,149,934, $4,615,079, $3,557,815, $7,710,134, $1,823,066, $882,480, $2,376,666, $20,740,491, $5,292,489, $6,739,890, $20,326,513, $21,348,918, $959,884, $1,652,916, $5,065,131, $124,414, $5,095,145, $1,347,469, $3,936,330, $6,020,190, $0, $2,929,387, $4,698,899, $6,679,309, $3,019,149, $3,763,123, $2,294,097, $7, $3,806,420, $8,200,926, $4,585,185, $2,246,290, $7,113,588, $2,538,280, $2,603,936, $5,963,338, $7,658,355, $5,449,578, $15,561,480, $2,218,704, $4,613,135, $3,904,269, $0, $2,679,750, $4,287,002, $13,508,015, $2,659,025, $36,249,786, $3,691,558, $4,631, $5,244,870, $4,354,059, $1, $4,078,986, $4,141,088, $7,251,338, $6,247,873, $7,092,466, $1,881,995, $7,630,301, $1,067,293, $192,814, $1,192,199, $15,920, $1,378,594, $1,362,461, $26,282,278, $1,099,757, $14,566,916, $9,268,276, $5,399,772, $7,029,592, $3,554,594, $1,880,875, $6,159,759, $1, $4,010,951, $6,610,118, $450,927, $503,431, $3,593,305, $9,816,525, $9,852,014, $8,727,314, $10,219,703, $1,826,276, $1,089,363, $1,954,373, $3,238,938, $2,962,281, $6,419,038, $1,245,820, $1,338,321, $14,343,333, $4,356,651, $2,894,524, $8,478,161, $5,384,580, $1,126,036, $2,100,000, $2,359,451, $6,658,493, $2,442,561, $7,642,056, $6,942,107, $10,147,047, $2,879,000, $6,525,423, $9,149,336, $11,947,210, $9,008,501, $6,174,915, $2,330,990, $16,478,077, $15,434,276, $5,779,174, $7,080,981, $8,582,684, $10,691,917, $2,790,997, $2,674,222, $964,712, $11,897,346, $3,358,433, $1,365,447, $3,800,216, $9,954,261, $5,497,929, $5,073,405, $6,029,845, $2,251,180, $1, $5,345, $1,452,661, $2,067,565, $214,056, $1,377,642, $1,506,292, $785,738, $387,257, $886,380, $47,185,254, $1,205,163, $4,719,912, $8,366,799, $1, $46,977, $1, $1,505,377, $31,837,313, $5,651,257, $1, $83,355, $0, $60,993, $1, $3,909,665, $24,017,734, $6,511,154, $71,291, $64,328,870, $462,822, $1,465,168, $563,083, $848,259, $1, $1,419,228, $282, $461,670, $1,407,810, $1, $111,513, $20,043,423, $1, $422,183, $22,290,116, $3,917,575, $105,536, $7,517, $27,422, $2, $835,066, $1, $0, $1, $1, $60,857, $1, $87,921, $2,353,512, $1, $19,886,145, $802,848, $4,285,217, $1, $204,488, $234,811, $65,515,810, $8,124,247, $2,414,607, $2,247,319, $1, $1,183,866, $20,855,892, $18,809,372, $12,038,444, $1, $116,996, $1, $32,242,263, $75,189,856, $345,231, $19,565,295, $1, $24,111, $772,157, $1,135,156, $704,405, $3,055,335, $1,592,818, $122,979,208, $43,634,774, $413,420, $1, $13,932,792, $4, $7,255,162, $346,868, $24,892, $1, $1,293,691, $13,021, $4,276,527, $5,631,388, $494,250, $192,667, $6,880,500, $1,928,603, $41,920,638, $1,008,832, $1,827,005, $14,549,760, $10,050,281, $1, $18,423,803, $1, $404,780, $19,782, $1, $9,302,852, $1,271,287, $532,193, $44,353,234, $415,281, $31,364,096, $380,328, $211,205, $371,302, $4, $6,969,982, $38,725,204, $2,849,102, $34,840, $329,585, $186,121, $131,615, $1,119,352, $58,900, $176,460, $15,822,902, $3,368,192, $22,386, $1, $1,498,199, $1, $189,098, $1, $894,581, $2,763,328, $1,066,609, $3, $7,343,956, $24,605,163, $38,570,837, $882,596, $45,613, $4,016,292, $12,677,067, $36,876,870, $3,009,338, $3,508,852, $1, $27,573, $1, $2,193,443, $562,178, $3,473,559, $74,092, $4,805,109, $531,739, $3, $1, $1, $827,095, $163,953, $2,030,894, $110,957, $2,178, $302,215, $302,746, $15,785,932, $1, $10,178, $332,524, $12,749,518, $1, $14,942, $857,687, $1,195,555, $619,885, $1,622,264, $54,718, $1,996,604, $7,650,524, $2,204,318, $2,025,966, $37,465,221, $16,749, $5,332,349, $1,610,663, $12,024,334, $11,973,964, $247,167, $0, $43,501,855, $288,500, $8,892,279, $1, $8,537,079, $5,694,122, $83,945, $751,333, $1,875, $1, $1, $1, $0, $103,788, $1,453,010, $1,494,223, $11,606,964, $80,907, $1,157,013, $1, $1,047, $232,211, $15,596,380, $3,871,432, $288,770, $131,405, $313,338, $72,602, $2,390,447, $38,106,736, $1,973,177, $418,076, $83,196, $356,908, $34,007,336, $1, $213,513, $814,818, $4,468,049, $22,713,138, $162,378, $2,178,652, $17,212,805, $2,336,090, $8,567,627, $5,688,697, $3,767,305, $1,968,049, $282,639, $1, $15,585,891, $902,389, $18,351,734, $899,367, $7,792,402, $5,112,086, $3,966,939, $2,269,866, $241,472, $6,472,945, $3,227,935, $8,323,834, $6,774,552, $4,827,959, $2,517,344, $6,351,648, $7,401,515, $2,081,159, $3,288,734, $14,458,324, $490,224, $15,762,254, $1, $1, $6,147,550, $1,816,545, $94,819, $1, $15,694,431, $0, $6,983,099, $4,659,307, $0, $1,068,047, $38,885,655, $6,137,881, $988,701, $40,903, $1, $16,941,537, $6,596,037, $1, $14,325,635, $10,218,701, $1,190,339, $1, $1,417,065, $3,296,092, $9,888,000, $0, $373,886, $4,468,757, $1, $14,033, $1, $10,245,581, $491,103, $2,302,281, $552,488, $0, $1,710,433, $692,281, $6,206,387, $25,712,882, $1, $3,739,658, $7,941,233, $6,147,481, $900,652, $9,563,093, $1, $11,362,595, $0, $998,087, $5,496,717, $7,388,593, $1,625,762, $350,000, $738,945, $4,820,792, $6,247,377, $625,789, $0, $770,000, $2,794,061, $1,780,970, $3,653, $6,928,382, $0, $7,402,500, $455,000, $0, $17,122,559, $4,973,047, $218,724, $3,080,998, $485,366, $4,359,398, $3,712,500, $3,000,000, $825,000, $1,320,000, $6,858,484, $0, $112,500, $2,441,753, $372,505, $7,555,708, $0, $2,520,000, $1, $7,841,126, $1,472,596, $1, $19,095,115, $910,068, $1, $123,040, $0, $1, $22,765,771, $2,786,949, $0, $4,098,364, $0, $1, $5,036,433, $9,167, $18,276,648, $5,830,454, $3,183,505, $5,506,875, $300,000, $2,477,125, $125,000, $8,323, $1,776,457, $0, $2,591,875, $5,700,000, $10,838,750, $3,601,700, $7,934,923, $35,541, $1, $1,367,402, $12,819,893, $0, $1,056,937, $1, $7,740,678, $10,898,108, $1,812,427, $15,745,801, $0, $17,296,876, $9,657,663, $163,885, $12,677,067, $13,064,442, $215,071, $5,155,367, $6,079,841, $1, $7,896,393, $1,815,043, $8,335,974, $17,762, $662,130, $2,479,661, $4,737,450, $37,827,845, $5,476,103, $15,666,821, $1, $1, $9,529,257, $16,233,359, $5,880,745, $4,565,709, $1, $6,851,830, $15,252,799, $275,724, $1, $1,388,802, $20,184,969, $1,044,098, $1, $12,151,342, $1, $7,078,903, $4,655,674, $3,972,881, $150,591, $114,396, $2,026,590, $3,719,591, $1,576,591, $18,109,404, $1, $4,673,736, $0, $25,515,128, $11,089,609, $2,904,170, $1,264,289, $12,532,416, $1,725,934, $1, $1, $1, $18,870,664, $10,661,868, $12,618,586, $11,735,991, $5,884,526, $16,026,671, $18,376,342, $12,634,955, $5,646,414, $1, $10,145,659, $23,701,115, $10,317,738, $2,115,667, $4,447,962, $1, $1,363,352, $132,781, $25,584,912 and $1,653,280, respectively, totaling $10,602,154,064.

b	Represents an affiliated issuer.

c	Investment does not issue shares.

d	Non-income producing.

e	Investment has been committed to but has not been fully funded by the Fund.

f	Security or a portion thereof is unsettled at December 31, 2024.

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

A summary of outstanding financial instruments at December 31, 2024 is as follows:

Forward Foreign Currency Contracts

Settlement Date	Counterparty	Currency Purchased	Currency Sold		Value	Unrealized Appreciation (Depreciation)
January 7, 2025	Bank of America	$45,584,594		€40,700,000	$42,157,605	$3,426,989
January 7, 2025	Barclays	€40,700,000		$42,657,128	$42,157,605	$(499,523)
February 12, 2025	BNY Mellon	$80,196,645		€73,180,000	$75,930,264	$4,266,381
February 12, 2025	BNY Mellon	$80,197,377		€73,180,000	$75,930,264	$4,267,113
February 12, 2025	BNY Mellon	$80,203,451		€73,180,000	$75,930,264	$4,273,187
February 12, 2025	Barclays	$80,220,780		€73,180,000	$75,930,264	$4,290,516
February 19, 2025	Barclays	$80,211,925		€73,180,000	$75,958,178	$4,253,747
February 19, 2025	Barclays	$80,220,004		€73,180,000	$75,958,178	$4,261,826
February 19, 2025	Barclays	$80,226,685		€73,180,000	$75,958,178	$4,268,507
February 19, 2025	Barclays	$80,209,634		€73,180,000	$75,958,178	$4,251,456
February 26, 2025	Bank of America	$80,223,245		€73,180,000	$75,986,127	$4,237,118
February 26, 2025	Bank of America	$80,223,245		€73,180,000	$75,986,127	$4,237,118
February 26, 2025	Bank of America	$24,977,945	zl	100,000,000	$24,163,974	$813,971
February 26, 2025	Bank of America	$24,948,090	zl	100,000,000	$24,163,974	$784,116
March 12, 2025	BNY Mellon	$84,818,125	Fr.	74,500,000	$82,847,655	$1,970,470
March 12, 2025	BNY Mellon	$84,823,919	Fr.	74,500,000	$82,847,655	$1,976,264
March 12, 2025	Barclays	$79,914,370		£63,250,000	$79,181,365	$733,005
March 12, 2025	Barclays	$57,568,770		€54,500,000	$56,614,845	$953,925
March 12, 2025	Barclays	$63,378,462		€60,000,000	$62,328,270	$1,050,192
March 19, 2025	BNY Mellon	$84,881,809	Fr.	74,500,000	$82,915,403	$1,966,406
March 19, 2025	Bank of America	$63,403,392		€60,000,000	$62,351,421	$1,051,971
March 19, 2025	Barclays	$57,605,443		€54,500,000	$56,635,874	$969,569
March 19, 2025	Barclays	$79,912,131		£63,250,000	$79,177,911	$734,220
March 19, 2025	Barclays	$79,912,321		£63,250,000	$79,177,911	$734,410
March 19, 2025	Barclays	$63,418,836		€60,000,000	$62,351,421	$1,067,415
March 19, 2025	Barclays	$63,391,518		€60,000,000	$62,351,421	$1,040,097
March 19, 2025	Barclays	$62,863,256		€59,500,000	$61,831,826	$1,031,430
March 26, 2025	BNY Mellon	$61,465,113	zl	254,800,000	$61,481,037	$(15,924)
March 26, 2025	Bank of America	$84,957,582	Fr.	74,500,000	$82,983,312	$1,974,270
March 26, 2025	Bank of America	$63,551,154		€60,000,000	$62,374,951	$1,176,203
March 26, 2025	Bank of America	$63,551,154		€60,000,000	$62,374,951	$1,176,203
March 26, 2025	Bank of America	$69,866,990	zl	289,600,000	$69,877,976	$(10,986)
March 26, 2025	Bank of America	$61,466,908	zl	254,800,000	$61,481,037	$(14,129)
March 26, 2025	Barclays	$79,915,843		£63,250,000	$79,174,519	$741,324
March 26, 2025	Barclays	$62,878,809		€59,500,000	$61,855,160	$1,023,649
March 26, 2025	Barclays	$63,407,202		€60,000,000	$62,374,951	$1,032,251
March 26, 2025	Barclays	$62,899,235		€59,500,000	$61,855,160	$1,044,075
March 26, 2025	Barclays	$63,418,464		€60,000,000	$62,374,951	$1,043,513
April 15, 2025	Barclays	$42,852,065		€40,700,000	$42,354,613	$497,452
June 11, 2025	Nomura International PLC	$33,490,800		€30,000,000	$31,357,375	$2,133,425
June 11, 2025	Nomura International PLC	$62,126,109		€55,700,000	$58,220,194	$3,905,915
June 11, 2025	Nomura International PLC	€85,700,000		$91,047,680	$89,577,569	$(1,470,111)
September 10, 2025	Nomura International PLC	$28,771,150		€25,700,000	$27,024,356	$1,746,794
September 10, 2025	Nomura International PLC	$62,231,215		€55,700,000	$58,570,297	$3,660,918
September 10, 2025	Nomura International PLC	$5,592,900		€5,000,000	$5,257,657	$335,243
December 10, 2025	Nomura International PLC	$56,813,913		€50,700,000	$53,632,618	$3,181,295
December 10, 2025	Nomura International PLC	$39,238,850		€35,000,000	$37,024,490	$2,214,360
March 11, 2026	Nomura International PLC	$62,576,165		€55,700,000	$59,153,543	$3,422,622
March 11, 2026	Nomura International PLC	$23,268,870		€20,700,000	$21,983,453	$1,285,417
March 11, 2026	Nomura International PLC	$11,228,500		€10,000,000	$10,620,026	$608,474
June 10, 2026	Nomura International PLC	$45,076,000		€40,000,000	$42,681,837	$2,394,163
June 10, 2026	Nomura International PLC	$51,526,978		€45,700,000	$48,763,998	$2,762,980

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments —

December 31, 2024 (Unaudited) (continued)

Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
September 9, 2026	Nomura International PLC	$62,872,767	€55,700,000	$59,820,754	$3,052,013
September 9, 2026	Nomura International PLC	$17,735,505	€15,700,000	$16,861,505	$874,000
September 9, 2026	Nomura International PLC	$16,950,450	€15,000,000	$16,109,718	$840,732
December 2, 2026	Nomura International PLC	$93,757,943	€85,700,000	$92,418,992	$1,338,951
					$104,366,988

Legend:

£	- British Pound

€	- Euro

BBSY	- Bank Bill Swap Rate

E	- EURIBOR

Fr.	- Swiss Franc

I	- Indian Rupee

PIK	- Payment-in-kind

S	- Sterling Overnight Interbank Average Rate

SF	- Secured Overnight Financing Rate

SR	- Stockholm Interbank Offered Rate

zl	- Polish Zloty

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

The information contained in this section should be read in conjunction with the Fund’s audited consolidated financial statements contained in its annual report for the year ended March 31, 2024.

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

Partners Group (USA) Inc. (the “Adviser”) determines the fair value of the Fund’s Private Equity Investments in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and the Fund's valuation procedures (the “Valuation Procedures”), which have been approved by the board of managers of the Fund (the “Board”). As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administrator (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Adviser and the Administrator monitor and review the methodologies of the various third-party pricing services that are employed by the Fund.

The Adviser and certain of its affiliates act as investment advisers to clients other than the Fund. However, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or by one of its affiliates or by a client of one of its affiliates might differ due to differences in accounting, regulatory and other factors applicable to the Fund and to such other client or the Adviser’s affiliate.

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-level hierarchy is used to distinguish between (A) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (B) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs). This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

●	Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean of the closing bid and ask prices on such date. In accordance with authoritative guidance, the Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position in an investment and a sale could reasonably impact the quoted price.

●	Level 2 – Pricing inputs are observable inputs other than quoted prices in active markets (i.e., not Level 1 inputs). Fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments that are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●	Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs is based on the Adviser’s estimates that consider a combination of various factors and performance measurements. These factors and measurements include the timing of the transaction; the market in which the investment operates; comparable market transactions; operational performance and projections of the investments; various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period or a forward period; brokers quotes; and discounted cash flow analysis.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The following is a summary of the Fund's investments classified in the fair value hierarchy as of December 31, 2024:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$599,370,511	$—	$—	$599,370,511
High Yield Bonds	—	136,778,658	—	136,778,658
Asset-Backed Securities	—	—	89,560,662	89,560,662
Floating Rate Loans	—	—	183,059,784	183,059,784
Direct Investments:
Direct Equity	69,066,253	669,962	8,435,048,185	8,504,784,400
Direct Debt	—	4,967,692	1,502,945,798	1,507,913,490
Total Direct Investments	$69,066,253	$5,637,654	$9,937,993,983	$10,012,697,890
Secondary Investments	—	—	2,247,572,757	2,247,572,757
Primary Investments	—	—	2,168,220,030	2,168,220,030
Total Investments	$668,436,764	$142,416,312	$14,626,407,216	$15,437,260,292
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts	$—	$106,377,661	$—	$106,377,661
Total Assets	$—	$106,377,661	$—	$106,377,661
Liabilities
Foreign Currency Exchange Contracts	$—	$(2,010,673)	$—	$(2,010,673)
Total Liabilities	$—	$(2,010,673)	$—	$(2,010,673)
Total Investments Net of Foreign Currency Exchange Contracts	$668,436,764	$246,783,300	$14,626,407,216	$15,541,627,280

The following is a reconciliation of the amount of the account balances on April 1, 2024 and December 31, 2024 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2024	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Gross Purchases	Gross Sales	Net Amortization of Discount/ (Premium)	Net Transfers In or Out of Level 3	Balance as of December 31, 2024
Asset-Backed Securities	61,753,834	326,075	662,602	42,067,500	(15,287,867)	38,518	—	89,560,662
Floating Rate Loans	—	358	(342,280)	183,500,413	(112,097)	13,390	—	183,059,784
Direct Investments:
Direct Equity Investments	$8,531,221,626	$564,255,922	$(248,026,911)	$720,221,396	$(1,170,575,753)	$—	$37,951,905	$8,435,048,185
Direct Debt Investments	1,251,252,987	(32,933,555)	16,297,118	715,351,830	(450,562,483)	3,539,901	—	1,502,945,798
Total Direct Investments*	$9,782,474,613	$531,322,367	$(231,729,793)	$1,435,573,226	$(1,621,138,236)	$3,539,901	$37,951,905	$9,937,993,983
Secondary Investments*	1,827,755,657	51,975	105,202,251	402,187,959	(87,625,085)	—	—	2,247,572,757
Primary Investments*	2,123,078,112	(1,775,913)	10,599,745	175,959,305	(139,641,219)	—	—	2,168,220,030
Total	$13,795,062,216	$529,924,862	$(115,607,475)	$2,239,288,403	$(1,863,804,504)	$3,591,809	$37,951,905	$14,626,407,216

*	For the purposes of the tables above: (i) “Direct Investments” are private investments directly in the equity or debt of selected operating companies, often together with the management of the investee operating company; (ii) “Primary Investments” are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment; and “Secondary Investments” are single or portfolios of assets acquired on the secondary market. However, in the private equity market sector the term “Secondary Investments” is generally understood to mean Private Equity Fund Investments acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any investment, the Fund may re-classify such investment as it deems appropriate.

Changes in inputs or methods used for valuing investments may result in transfers in or out of levels within the fair value hierarchy. The inputs or methods used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the nine months ended December 31, 2024, transfers out of Level 3 were due to increased price transparency.

The amount of the net change in unrealized appreciation (depreciation) for the nine months ended December 31, 2024 relating to investments in Level 3 assets still held at December 31, 2024 is $478,701,866, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of December 31, 2024:

Type of Security	Fair Value at December 31, 2024 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset-Backed Securities	$89,561	Reported fair value	Reported fair value	n/a
Floating Rate Loans	$183,060	Broker quotes	Indicative quotes for an inactive market	n/a
Direct Investments:
Direct Equity	$802,929	Discounted cash flow	Discount factor	9.05% – 17.65% (14.18%)
	6,680,705	Market comparable companies	Enterprise value to EBITDA multiple	4.60x – 33.10x (17.36x)
	99,149	Market comparable companies	Price to book ratio	1.92x – 1.92x (1.92x)
	163,476	Exit price	Recent transaction price	n/a
	37,805	Recent financing/transaction	Recent transaction price	n/a
	504,719	Reported fair value	Reported fair value	n/a
	146,265	Market comparable companies	Enterprise value to sales multiple	2.00x – 22.20x (7.43x)
Direct Debt	$1,083,260	Broker quotes	Indicative quotes for an inactive market	n/a
	408,213	Discounted cash flow	Discount factor	8.00% – 28.00% (11.20%)
	2,870	Market comparable companies	Enterprise value to EBITDA multiple	4.50x – 7.50x (5.95x)
	8,147	Exit price	Recent transaction price	n/a
	455	Recent financing/transaction	Recent transaction price	n/a
Primary and Secondary Investments	$4,415,793	Adjusted reported net asset value	Reported net asset value	n/a

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued using an unobservable input are directly affected by a change in that input. For Level 3 Direct Debt Investments, the Fund estimates fair value utilizing earnings and multiples analysis or an analysis of discounted cash flows that considers the credit risk and interest rate risk of the particular investment. For Direct Investments, significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurements.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. The potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are risks inherent in forward foreign exchange contracts.

During the nine months ended December 31, 2024, the Fund entered into 299 long/short forward foreign currency exchange contracts. The Fund had $59,217,103 in net realized gains (losses) and $75,136,262 change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at December 31, 2024 are representative of contract amounts during the period.

Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is considered “affiliated” with the Fund if the Fund owns five percent or more of such portfolio company's outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of December 31, 2024:

	Shares/ Principal as of December 31, 2024	Fair Value as of March 31, 2024	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of December 31, 2024	Affiliated Income/ Accretion of Discount
Non-Controlled Affiliates
Bock Capital JVCo Nature S.à.r.l.	12,590,000,000	$184,424,230	$-	$-	$-	$47,231,708	$231,655,938	$-
Camelia Investment 1 Limited(3)(4)	-	161,208,496	-	(161,259,391)	72,124,832	(72,073,937)	-	-
CapitalSpring Finance Company, LLC	7,111,571	8,205,962	205,013	(2,283,280)	(4,795)	(28,442)	6,094,458	246,213
Confluent Health Holdings LP	30,362	75,177,581	216,482	(203,671)	-	(2,714,947)	72,475,445	-
Dermatology Holdings, L.P.(4)	-	144,036,748	41,324	-	-	32,472,791	176,550,863	-
Ecom Express Private Limited(5)	63,417	9,410,364	-	-	-	552,252	9,962,616	-
ECP Parent, LLC	109,770,023	102,237,386	5,402	-	-	12,968,122	115,210,910	17,171
EdgeCore Holdings, L.P.(4)	-	103,722,191	18,333,558	-	-	26,277,759	148,333,508	-
Encore Holdings LP(4)	-	103,191,531	12,110,000	-	-	22,835,784	138,137,315	-
EnfraGen LLC	37,786	90,545,380	-	(1,369,743)	-	5,824,484	95,000,121	850,185
Green DC LuxCo Sarl	46,167,289	154,904,427	57,965,143	-	-	22,749,977	235,619,547	-
Icebox Holdco I Inc(4)	-	62,800,836	12,228	-	-	(210,701)	62,602,363	788,571
Icebox Parent LP(4)	-	218,133,631	-	-	-	68,301,459	286,435,090	-
Idera, Inc.	1,229,194	1,229,521	(2,934)	(3,081)	8	(13,987)	1,209,527	79,252
Idera Parent L.P.(4)	-	270,973,196	-	-	-	(36,677,253)	234,295,943	-
KPOCH Holdings, L.P.(4)	-	170,690,437	-	-	-	13,302,938	183,993,375	1,424,461
KPSKY Holdings L.P.(4)	-	76,653,056	-	-	-	(21,183,137)	55,469,919	-
Luxembourg Investment Company 285 S.à.r.l.(6)	14,865,773	28,178,939	-	-	-	(7,040,683)	21,138,256	-
Luxembourg Investment Company 293 S.à.r.l.	9,789,622	50,762,648	-	-	-	(1,499,874)	49,262,774	-
Luxembourg Investment Company 314 S.à.r.l.(6)	192,000	1	-	-	-	-	1	-
Luxembourg Investment Company 404 S.à r.l.	145,800	24,435,176	-	(16,590)	(133)	(233,691)	24,184,762	-
Luxembourg Investment Company 414 S.à r.l.	12,316,087	101,514,227	-	-	-	4,607,156	106,121,383	-
Luxembourg Investment Company 430 S.à r.l.	52,594,635	76,366,764	-	-	-	(1,378,632)	74,988,132	-
MHS Acquisition Holdings, LLC	35,641	985,319	-	-	-	(391,837)	593,482	-
MHS Blocker Purchaser L.P.(4)	-	76,184,208	-	-	-	(30,296,618)	45,887,590	-
Orbiter Investments S.à.r.l.	8,568,857	273,466,108	-	-	-	(27,195,136)	246,270,972	-
Partners Group Satellite HoldCo S.à.r.l.	14,993,879	53,842,689	-	-	-	(10,244,997)	43,597,692	-
Partners Group Satellite Warehouse S.C.S.(4)	-	1,174,555	-	-	-	(140,669)	1,033,886	-
Partners Terra Pte. Ltd.	7,980,885	9,130,863	622,965	-	-	742,758	10,496,586	-
PG BRPC Investment, LLC	32,079	84,594,435	-	-	-	(2,205,436)	82,388,999	-
PG Delta Holdco, LLC	40,952	87,245,404	1,824,000	-	-	15,786,113	104,855,517	-
PG Esmeralda Pte. Ltd.	12,790,872	42,748,489	6,853,838	-	-	2,054,436	51,656,763	-
PG Investment Company 18 S.à.r.l.	126,506,634	170,136,983	-	-	-	22,563,208	192,700,191	-
PG Investment Company 24 S.à.r.l.	102,257,478	152,072,826	-	-	-	(1,188,915)	150,883,911	-
PG Investment Company 60 S.à.r.l.	379,375	1,928,633	3,994,425	-	-	155,528	6,078,586	-
PG Investment Company 67 S.à.r.l.	10,284,888	-	10,997,089	-	-	(344,261)	10,652,828	-
PG Investment Company 69 S.à.r.l.	835,598	-	908,965	-	-	(45,129)	863,836	-
PG Investment Company 71 S.à.r.l.	5,428,472	-	6,069,028	-	-	(407,154)	5,661,874	-
PG Investment Company 76 S.à.r.l.	44,108,739	-	48,700,262	(280,328)	(18,549)	(2,670,488)	45,730,897	-
PG Lion Management Warehouse S.C.S(4)(6)	-	232,873	-	-	-	(107,016)	125,857	-
PG TLP S.à r.l.	6,473,126	114,276,166	-	-	-	14,098,927	128,375,093	-
PG Wave Limited	53,215,581	86,899,848	-	-	-	13,950,991	100,850,839	-
Pharmathen GP S.à r.l.	110,300	1	-	-	-	-	1	-
Pharmathen Topco S.à r.l.	98,937,978	160,504,707	-	-	-	(38,052,269)	122,452,438	-
Polyusus Lux XVI S.à.r.l.	291,878,429	2	3,005,381	-	-	(130,558)	2,874,825	-
Root JVCo S.à r.l.	11,049,750	111,951,014	-	-	-	3,570,786	115,521,800	-
SnackTime PG Holdings, Inc.	12	10,573,061	4,029	-	-	(10,577,090)	-	-
Specialty Pharma Holdings LP(4)	-	145,782,767	-	-	-	(11,408,571)	134,374,196	-
Sunsure Energy Private Limited	2,409,419	12,075,632	7,217,800	-	-	2,347,277	21,640,709	-
SureWerx Topco, L.P.(4)	-	59,814,352	3,367,000	-	-	9,665,246	72,846,598	-
Surfaces SLP (SCSp)(4)	-	29,161,781	-	-	-	(5,126,766)	24,035,015	-
Thermostat Purchaser, L.P.(4)	-	90,401,213	-	-	-	21,767,933	112,169,146	-
WHCG Purchaser, Inc.(3)	-	3,407,722	169,919	(3,577,641)	-	-	-	230,690
WHCG Purchaser, Inc.(3)(4)	-	2,377,506	20,419	-	(2,336,419)	(61,506)	-	-
WHCG Purchaser, L.P.	14,022,833	12,901,389	14,022,833	-	-	546,062	27,470,284	-
Zenith Longitude Limited	26,838,037	262,470,388	-	-	-	41,291,353	303,761,741	4,299,165
Zoncolan Topco S.à r.l.	23,234,622	96,885,494	-	-	-	(1,740,682)	95,144,812	-
Total Non-Controlled Affiliates		$4,372,029,156	$196,664,169	$(168,993,725)	$69,764,944	$120,274,666	$4,589,739,210	$7,935,708

(1)	Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.
(2)	Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.
(3)	Investment was exited during the period ended December 31, 2024.
(4)	Investment does not issue shares.
(5)	This investment is associated with PG Esmeralda Pte. Ltd.
(6)	Luxembourg Investment Company 285 S.à.r.l, Luxembourg Investment Company 314 S.à.r.l and PG Lion Management Warehouse S.C.S. are related to the same investment.

Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.